PROSPECTUS

January 1, 2015

as revised June 30, 2015

Currency Strategy and Fixed Income Funds

WisdomTree Trust

WisdomTree Currency Strategy Funds

Bloomberg U.S. Dollar Bullish Fund (USDU)

Brazilian Real Strategy Fund (BZF)

Chinese Yuan Strategy Fund (CYB)

Commodity Currency Strategy Fund (CCX)

Emerging Currency Strategy Fund (CEW)

Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

Asia Local Debt Fund (ALD)

Australia & New Zealand Debt Fund (AUNZ)

Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

Bloomberg Floating Rate Treasury Fund (USFR)

BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

Emerging Markets Corporate Bond Fund (EMCB)

Emerging Markets Local Debt Fund (ELD)

Euro Debt Fund (EU)

Japan Interest Rate Strategy Fund (JGBB)

Strategic Corporate Bond Fund (CRDT) (formerly, Global Corporate Bond Fund (GLCB))

Principal U.S. Listing Exchange: NYSE Arca, Inc. (except AGND, AGZD, HYND, HYZD, EMCB, JGBB and CRDT are listed on NASDAQ).

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Investment Objective

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.50%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to provide total returns, before fees and expenses, that exceed the performance of the Index. The Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The Index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The Index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

The Fund will seek exposure to both the U.S. dollar and global currencies held by the Index through investing, under normal circumstances, at least 80% of its assets in money market securities and other liquid securities, such as short-term investment grade government and corporate debt securities, combined with currency forward contracts in the individual component currencies of the Index (a currency forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract). If a sufficiently liquid futures contract on the Index or related index is later developed, the Fund may invest in such futures contract as a substitute for or in combination with forward contracts on the individual currencies. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

2	WisdomTree Trust Prospectus

The Fund’s positioning for a stronger U.S. dollar through a mixture of securities and financial instruments is intended to provide a return reflective of the change in the value of the U.S. dollar relative to the basket of global currencies while incorporating differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies. The Fund expects its holdings to represent approximately ten (10) currencies at any given time, with the euro expected to represent the largest exposure in the global basket of currencies, but at no time is the Fund’s exposure expected to exceed twenty (20) currencies (Index maximum). The Fund, similar to the Index, is not designed to benefit if the value of the basket of global currencies appreciates relative to the U.S. dollar.

The Fund generally will maintain a weighted average portfolio maturity with respect to short-term investment grade government and corporate debt securities of two (2) years or less and money market securities of 180 days or less on average (not to exceed 18 months) and will not purchase any money market securities with a remaining maturity of more than 397 calendar days. The “average portfolio maturity” of the Fund will be the average of all current maturities of the individual securities in the Fund’s portfolio. The Fund’s actual portfolio duration may be longer or shorter depending on market conditions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. Further, although the Fund invests primarily in money market securities, the Fund is NOT a money market fund and does NOT seek to maintain a stable net asset value per share (“NAV”). The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of fixed-income securities, currencies and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Trust Prospectus	3

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. The Fund may have exposure to emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in investments that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

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Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in securities exposed to the currency of a single country or region or the debt securities of companies or agencies of a single country or region, the Fund is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in securities exposed to the currencies of Europe and Japan.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

4	WisdomTree Trust Prospectus

Fund Performance

The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	5

WisdomTree Brazilian Real Strategy Fund

Investment Objective

The WisdomTree Brazilian Real Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.45%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Brazilian currency and money market rates. Because the market for money market securities in Brazil generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Brazilian currency markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in Brazilian real. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

6	WisdomTree Trust Prospectus

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Brazilian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to Brazil. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market, at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Brazilian real, or in securities that provide exposure to Brazilian real, currency exchange rates or interest rates denominated in Brazilian real. Changes in currency exchange rates and the relative value of the Brazilian real will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

WisdomTree Trust Prospectus	7

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Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, such as Brazil, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability and may be heightened in connection with investments in developing or emerging countries, such as Brazil.

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Geographic Concentration in Brazil. Because the Fund concentrates in investments providing exposure to Brazil, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Brazil and to be more volatile than the performance of more geographically diversified funds. The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets. Additionally, the Brazilian economy generally has experienced and may continue to experience high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. The Brazilian government currently imposes significant taxes on the transfer of currency. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the Brazil and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Offshore Investor Risk. The opportunity for offshore investors, such as the Fund, to access Brazilian markets can be limited due to a variety of factors including currency convertibility issues. These limitations and restrictions may adversely affect the availability, liquidity and pricing of securities in which the Fund seeks to invest. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in Brazil.

8	WisdomTree Trust Prospectus

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Local Markets Index Plus Brazil, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 3.22%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(14.50)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Brazilian Real Strategy Fund	1 Year	5 Years	Since Inception (5-14-2008)
Return Before Taxes Based on NAV	(8.13)%	6.84%	0.97%
Return After Taxes on Distributions	(8.13)%	5.14%	(0.64)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.60)%	5.65%	0.91%
JP Morgan Emerging Local Markets Index Plus Brazil (Reflects no deduction for fees, expenses or taxes)	(7.70)%	7.76%	2.18%

WisdomTree Trust Prospectus	9

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. in Singapore serve as the sub-advisers to the Fund.

Portfolio Managers

S. Kenneth Leech, Chief Investment Officer, has been a portfolio manager of the Fund since June 2014.

Christopher Orndorff, CFA, a portfolio manager, has been a portfolio manager of the Fund since June 2014.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 200,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

10	WisdomTree Trust Prospectus

WisdomTree Chinese Yuan Strategy Fund

Investment Objective

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.45%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. Because the market for money market securities in China generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in China using a variety of investments and investment techniques. For example, the Fund will invest in short-term U.S. money market securities and forward currency contracts and currency swaps that settle in U.S. dollars. The combination of U.S. money market securities and forward currency contracts and swaps is designed to provide exposure equivalent to money market securities denominated in Chinese yuan. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also will invest in money market securities and other instruments, including forward currency contracts and swaps, denominated in Chinese yuan that trade and settle in Hong Kong and other markets outside of mainland China. The market for these yuan-denominated instruments is sometimes referred to as the “CNH market.” Eligible yuan-denominated investments include time deposits of commercial banks, short-term corporate debt, short-term debt issued by the government of China (including its agencies and instrumentalities), as well as short-term debt issued by supranational organizations (such as the International Bank for Reconstruction and Development). The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

WisdomTree Trust Prospectus	11

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. Forward currency contracts and swaps generally will be kept to an average term of six months or less.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is economically tied to China. If subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly within a wide range in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market, at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	CNH Market Risk. While the CNH market is expected to continue to grow, it is relatively new and may not be as liquid and may be more volatile than more established markets.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Chinese yuan, or in securities that provide exposure to Chinese yuan, currency exchange rates or interest rates denominated in Chinese yuan. Changes in currency exchange rates and the relative value of the Chinese yuan will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

12	WisdomTree Trust Prospectus

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Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the China and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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Geographic Concentration in China. Because the Fund concentrates in investments providing exposure to China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the yuan and manages the yuan so that it has historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the yuan relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the yuan will move in relation to the U.S. dollar as expected. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Chinese yuan or securities designed to provide exposure to Chinese yuan. The government of China maintains strict currency controls in support of economic, trade and

WisdomTree Trust Prospectus	13

political objectives and regularly intervenes in the currency market. The government’s actions may not be transparent or predictable. As a result, the value of the yuan, and the value of securities designed to provide exposure to the yuan, can change quickly and arbitrarily. Furthermore, it is difficult for offshore investors to directly access money market securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Local Markets Index Plus China, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was -0.67%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	1.75%	4Q/2011
Lowest Return	(0.67)%	2Q/2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

14	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Chinese Yuan Strategy Fund	1 Year	5 Years	Since Inception (5-14-2008)
Return Before Taxes Based on NAV	3.88%	1.80%	2.14%
Return After Taxes on Distributions	2.43%	1.38%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	1.31%	1.54%
JP Morgan Emerging Local Markets Index Plus China (Reflects no deduction for fees, expenses or taxes)	3.98%	2.66%	3.15%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 200,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	15

WisdomTree Commodity Currency Strategy Fund

Investment Objective

The WisdomTree Commodity Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.55%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is designed to provide exposure to both the currencies and money market rates available to foreign investors in selected commodity-producing countries. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies.

The Fund intends to invest in and/or provide exposure to commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. This list may change based on market developments. In addition to seeking broad exposure across countries and currencies, the Fund intends to seek exposure across currencies correlated to each of the key commodity groups: industrial metals, precious metals, energy, agriculture and livestock. The Fund generally will invest only in currencies that “float” relative to other currencies. The value of a floating currency is largely determined by supply and demand and prevailing market rates. In contrast, the value of a “fixed” currency generally is set by a government or central bank at an official exchange rate. The Fund generally does not intend to invest in the currencies of notable commodity producers, such as Saudi Arabia and the United Arab Emirates, since they are fixed or otherwise closely linked to the U.S. dollar. The Fund will only invest in currencies that it deems to be sufficiently liquid and accessible.

16	WisdomTree Trust Prospectus

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve exposure to money market rates of selected commodity-producing countries by investing primarily in short-term U.S. money market securities, forward currency contracts, currency swaps and interest rate swaps. The combination of money market securities with forward currency contracts and interest rate and currency swaps is designed to provide exposure equivalent to money market securities denominated in a non-U.S. currency. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. An interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund generally expects to maintain an average portfolio maturity of 90 days or less. The “average portfolio maturity” of the Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected commodity-producing countries. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

WisdomTree Trust Prospectus	17

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Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to both the currencies and money market rates available to foreign investors in selected commodity-producing countries. Commodity-producing countries are vulnerable to the volatility in the demand for commodities. Declines in demand for commodities produced by a particular country may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the commodity-producing countries and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the

18	WisdomTree Trust Prospectus

Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the Barclays Capital Commodity Producers Currency Index (CPCI-6), a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was -4.55%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.36%	1Q/2012
Lowest Return	(10.26)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Commodity Currency Strategy Fund	1 Year	Since Inception (9-24-2010)
Return Before Taxes Based on NAV	(6.67)%	0.04%
Return After Taxes on Distributions	(6.67)%	(1.46)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.77)%	0.05%
Barclays Commodity Producers Currency Index (Reflects no deduction for fees, expenses or taxes)	(8.71)%	(1.39)%

WisdomTree Trust Prospectus	19

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since September 2010.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since September 2010.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

20	WisdomTree Trust Prospectus

WisdomTree Emerging Currency Strategy Fund

Investment Objective

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.55%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries.

The Fund seeks to provide exposure to currencies and money market rates from emerging and developing economies in three regions of the world: (i) Asia, (ii) Latin America and (iii) Europe, the Middle East and Africa. Within these regions, the Fund intends to invest in a subset of the following markets: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund attempts to achieve exposure to the most liquid currencies within each of the three broad regions, while at the same time maintaining geographic and economic diversity across these regions. The specific set of currencies is selected on the annual assessment date each year (typically in August). The selected currencies are equally weighted in terms of U.S. dollar value. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to each of the three broad geographic regions is limited to 55% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancing may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from emerging to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from the Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

WisdomTree Trust Prospectus	21

Because the market for money market securities in the selected emerging markets generally is less liquid and accessible to foreign investors than corresponding markets in more developed countries, the Fund intends to achieve exposure to these markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in currencies of the selected markets in which the Fund invests. In aggregate, the Fund’s investments should create exposure that is economically similar to a basket of money market securities denominated in each of the selected currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by emerging market governments and their agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected emerging market countries. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or

22	WisdomTree Trust Prospectus

sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on emerging and developing countries and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the

WisdomTree Trust Prospectus	23

Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Local Markets Index Plus, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was -1.40%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.76%	3Q/2010
Lowest Return	(10.50)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Emerging Currency Strategy Fund	1 Year	Since Inception (5-6-2009)
Return Before Taxes Based on NAV	(4.99)%	2.14%
Return After Taxes on Distributions	(4.99)%	1.58%
Return After Taxes on Distributions and Sale of Fund Shares	(2.82)%	1.59%
JP Morgan Emerging Local Markets Index Plus (Reflects no deduction for fees, expenses or taxes)	(2.04)%	3.24%

24	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	25

WisdomTree Indian Rupee Strategy Fund

Investment Objective

The WisdomTree Indian Rupee Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.45%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities designed to provide exposure to Indian currency and money market rates. Because the market for money market securities in India generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in India by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in Indian rupees. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

26	WisdomTree Trust Prospectus

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of India and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to India. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Indian rupees, or in securities that provide exposure to Indian rupees, currency exchange rates or interest rates denominated in Indian rupees. Changes in currency exchange rates and the relative value of the Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

WisdomTree Trust Prospectus	27

■

Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in India. Because the Fund concentrates in investments providing exposure to India, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within India and to be more volatile than the performance of more geographically diversified funds. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade rupee directly. While the Indian economy generally has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the India and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Indian rupee or securities designed to provide exposure to Indian rupee. While the government of India is moving toward a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade rupee directly. Foreign investors in India still face burdensome taxes on investments in income-producing securities. These limitations and restrictions may impact

28	WisdomTree Trust Prospectus

the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to Indian markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in India.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Local Markets Index Plus India, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 5.25%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.01%	3Q/2012
Lowest Return	(8.17)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Indian Rupee Strategy Fund	1 Year	5 Years	Since Inception (5-14-2008)
Return Before Taxes Based on NAV	(4.94)%	0.37%	(0.73)%
Return After Taxes on Distributions	(4.94)%	(0.70)%	(1.72)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.80)%	(0.05)%	(0.85)%
JP Morgan Emerging Local Markets Index Plus India (Reflects no deduction for fees, expenses or taxes)	(3.85)%	1.49%	0.42%

WisdomTree Trust Prospectus	29

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

30	WisdomTree Trust Prospectus

WisdomTree Asia Local Debt Fund

Investment Objective

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.55%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in bonds and other debt instruments (“Local Debt”) denominated in the currencies of a broad range of Asian countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations, denominated in local currencies of countries in Asia, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on Local Debt issued by governments (national, state, and local), government agencies and instrumentalities, and government sponsored enterprises. The Fund also may invest in Local Debt issued by supranational organizations such as the European Investment Bank, Asian Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may invest in corporate bonds economically tied to Asian countries. The Fund also may invest in inflation-linked fixed income securities denominated in Asian currencies.

The Fund intends to provide exposure to developing/emerging market economies in Asia. Specifically, the Fund intends to invest in Local Debt primarily from China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam. The Fund is permitted to invest in developed market economies, such as Australia and New Zealand. This list may change based on market developments. The Fund uses a structured investment approach

WisdomTree Trust Prospectus	31

that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad country exposure within the region, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Fund’s adviser believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad-based exposure to Local Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending on market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

The Fund may invest up to 30% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality U.S. money market securities) and is designed to provide exposure similar to investments in local currency debt. The Fund does not use derivatives to enhance leverage. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or rate, but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. The Fund will enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund may invest in interest rate and other futures contracts listed for trading on exchanges in Asia. Assets not invested in Local Debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by Asian governments and government sponsored enterprises.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares of the Fund will approximate the Fund’s NAV when purchased may be bought and sold in the secondary market, at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

32	WisdomTree Trust Prospectus

■

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in Asia Risk. The Fund’s investments will have significant exposure to Asia. As a result, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. A variety of factors, including currency devaluations, may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic

WisdomTree Trust Prospectus	33

market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the Asia and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the HSBC Asian Local Bond Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 2.07%.

34	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	3.28%	3Q/2012
Lowest Return	(5.83)%	2Q/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Asia Local Debt Fund	1 Year	Since Inception (3-17-2011)
Return Before Taxes Based on NAV	(7.21)%	0.45%
Return After Taxes on Distributions	(8.00)%	(0.25)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.00)%	0.15%
HSBC Asian Local Bond Index (Reflects no deduction for fees, expenses or taxes)	(5.72)%	2.43%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Stephanie Shu, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	35

WisdomTree Australia & New Zealand Debt Fund

Investment Objective

The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.45%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in bonds and other debt instruments (“Debt Securities”) denominated in Australian or New Zealand dollars. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities include fixed income securities, such as bonds, notes or other debt obligations, denominated in Australian or New Zealand dollars, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on Debt Securities denominated in Australian and New Zealand dollars issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, and other regional development banks. The Fund also may invest in Debt Securities of corporate issuers, although this is not expected to be a focus of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in Australia and New Zealand. The Fund uses a structured investment approach to allocate its investments between countries (Australia and New Zealand) and sectors (government debt, semi-government debt, supranational organizations). “Government debt” refers to Debt Securities issued by the Commonwealth of Australia or New Zealand and its various agencies, instrumentalities and government-sponsored enterprises. “Semi-government debt” refers to Debt Securities issued by the local, state and territory governments of Australia typically to finance local infrastructure and operations. As noted, “supranational organizations” include entities such as the International Bank for Reconstruction and Development and other regional development banks. The Fund’s exposure to

36	WisdomTree Trust Prospectus

Australia and New Zealand is based on the relative gross domestic product, or “GDP,” of each country. Since Australia’s economy is much larger than New Zealand’s, the Fund’s exposure to Australia generally will be higher than its exposure to New Zealand. The Fund invests in three “sectors”: government debt, semi-government debt and debt of supranational organizations. For purposes of this sector analysis, corporate issuers are included within the category of supranational organizations. The Fund’s exposure to each sector is assessed relative to an equal-weighted baseline (e.g., 1/3 each). Sector exposures may be tilted within a narrow range around this baseline in order to take advantage of potential opportunities to enhance risk-adjusted return. The Fund’s exposures to each country, sector and individual issuer are monitored. The percentage of the Fund’s assets invested in a specific country, sector or issuer may change, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in local currencies.

The Fund may invest up to 20% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically, short-term, high-quality U.S. money market securities) and is designed to provide exposure similar to investments in locally denominated debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Assets not invested in locally denominated debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by the Australian or New Zealand government, government agencies, corporations, regional development banks and supranational issuers.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives.

For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash

WisdomTree Trust Prospectus	37

needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Australian and New Zealand dollars, or in securities that provide exposure to Australian and New Zealand dollars, currency exchange rates or interest rates denominated in Australian and New Zealand dollars. Changes in currency exchange rates and the relative value of Australian and New Zealand dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

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Geographic Concentration in Australia and New Zealand. Because the Fund concentrates its investments in Australia and New Zealand, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within these countries and to be more volatile than the performance of more geographically diversified funds. The economies of Australia and New Zealand are both heavily dependent on the demand for commodity exports, including agricultural products. As a result, both economies are particularly vulnerable to international commodity prices and global economic slowdowns. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the Australia and New Zealand and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

38	WisdomTree Trust Prospectus

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the Citigroup Australian Broad Investment-Grade (AusBIG) Bond Index (USD), a relevant broad-based securities index, and the Spliced Australia & New Zealand Debt Composite. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective October 25, 2011. Fund performance prior to October 25, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Dreyfus New Zealand Dollar Fund and focused on short-term, New Zealand dollar-denominated money market instruments.

The Fund’s year-to-date total return as of September 30, 2014 was 1.50%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.19%	2Q/2009
Lowest Return	(11.62)%	2Q/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	39

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Australia & New Zealand Debt Fund	1 Year	5 Years	Since Inception (6-25-2008)
Return Before Taxes Based on NAV	(11.23)%	7.17%	2.27%
Return After Taxes on Distributions	(12.03)%	5.39%	0.68%
Return After Taxes on Distributions and Sale of Fund Shares	(6.32)%	5.56%	1.66%
Citigroup Australian Broad Investment-Grade (AusBIG) Bond Index (USD) (Reflects no deduction for fees, expenses or taxes)	(12.23)%	5.96%	6.38%
Spliced Australia & New Zealand Debt Composite* (Reflects no deduction for fees, expenses or taxes)	(10.26)%	8.34%	3.31%
*	Reflects performance of the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011 and, thereafter, an 80% / 20% weighted exposure to the local currency bond markets of Australia and New Zealand, respectively. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

40	WisdomTree Trust Prospectus

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund

Investment Objective

The WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.28%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 257% of the average value of its portfolio (including TBA Transactions, as defined below) and 96% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the Barclays U.S. Aggregate Bond Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the Barclays U.S. Aggregate Bond Index, which broadly captures the U.S. investment grade, fixed income securities market and is comprised of U.S. Treasuries and U.S. Government-related bonds (e.g., obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The “short portfolio” of the Index holds short positions in U.S. Treasuries that seek to correspond to a duration exposure exceeding the duration of the long portfolio, with a targeted total duration exposure of approximately negative five years (e.g., if the average duration of bonds in the long portfolio is approximately five years, the short portfolio will seek an average duration of approximately ten years among its short holdings of U.S. Treasuries,

WisdomTree Trust Prospectus	41

with an aggregate targeted duration of Index holdings of approximately negative five years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.

The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in a manner that is intended to achieve the desired duration target for the Index, while seeking to mitigate the risk to shifts in the Treasury yield curve between the long and short maturity securities of the Index. The short exposure in the Index and the Fund, respectively, is expected to have greater sensitivity to interest rates than the long exposure of the Index and the Fund, respectively, in targeting the desired overall interest rate sensitivity, which has a target duration of negative five years. The short exposure of the Index and Fund are also expected to be more heavily weighted toward longer maturity U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) than the long exposure. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

A significant portion of the bonds represented in the long portion of the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, paramount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay

42	WisdomTree Trust Prospectus

interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Derivatives Risk. The Fund will invest in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as U.S. Treasuries, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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Hedging Risk. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (i.e., credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. Investors should anticipate that due to the negative duration target, the Fund will be highly sensitive to interest rate changes. The higher (whether positive or negative) a bond fund’s duration, the greater its sensitivity to interest rates changes and fluctuations in value, whether positive or negative, will be more pronounced. For example, the Fund, in seeking to track the Index with a negative five-year duration target, could potentially decrease in value by five percent (or more) if interest rates fall one percent. Accordingly, the short positions will likely result in negative Fund performance if interest rates fall, including significant negative Fund performance in a falling interest rate environment. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

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Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates. In addition, longer average portfolio (including a longer negative duration) will cause the Fund to be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible loss.

WisdomTree Trust Prospectus	43

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

■

Short Sales Risk. The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund may enter into short positions in U.S. Treasuries as well as short derivative positions through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.

■

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries for the Index (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

■

Yield Curve Risk. The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings and are expected to be more heavily weighted to longer maturity U.S. Treasuries. The short exposure in the Index and the Fund, respectively, is expected to have greater sensitivity to interest rates than the long exposure of the Index and the Fund, respectively, in targeting the desired overall interest rate sensitivity, which has a duration of less than zero. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. This risk is heightened for the Index and the Fund, respectively, given the difference in maturity exposures between the long exposure and short exposure with the Index and Fund, respectively. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance

The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

44	WisdomTree Trust Prospectus

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	45

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund

Investment Objective

The WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.23%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 243% of the average value of its portfolio (including TBA Transactions, as defined below) and 87% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the Barclays U.S. Aggregate Bond Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the Barclays U.S. Aggregate Bond Index, which broadly captures the U.S. investment grade, fixed income securities market and is comprised of U.S. Treasuries and U.S. Government-related bonds (e.g., obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The “short portfolio” of the Index holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the long portfolio, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the long portfolio is approximately five years, the short portfolio will seek an average duration of

46	WisdomTree Trust Prospectus

approximately five years among its short holdings of U.S. Treasuries, with an aggregate targeted duration of Index holdings of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.

The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rate. Additionally, the Index seeks to mitigate, to the extent possible, relative moves in interest rates across the yield curve. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

A significant portion of the bonds represented in the long portion of the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. the Fund may also short U.S. Treasuries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Trust Prospectus	47

■

Derivatives Risk. The Fund will invest in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as U.S. Treasuries, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Hedging Risk. The Index seeks to mitigate the potential negative impact of rising U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (i.e., credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

■	Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

48	WisdomTree Trust Prospectus

■

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

■

Short Sales Risk. The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund may enter into short positions in U.S. Treasuries as well as short derivative positions through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.

■

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

■

Yield Curve Risk. The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance

The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

WisdomTree Trust Prospectus	49

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

50	WisdomTree Trust Prospectus

WisdomTree Bloomberg Floating Rate Treasury Fund

Investment Objective

The WisdomTree Bloomberg Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers*	0.15%
*	WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.15% through December 31, 2015.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$59	$108	$250

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to measure the performance of floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”). Unlike fixed-rate U.S. Treasury bonds, FRNs have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. The floating coupon rates of the FRNs included in the Index are initially expected to reset weekly according to the result of the most recent 13-week T-bill auction, plus a spread, subject to a minimum net yield of zero percent. Because FRN floating coupon rates adjust weekly, the value of FRNs fluctuate much less than fixed-rate bonds in response to market interest rate movements. FRN values, however, will decline if their floating coupon rates do not rise as much, or as quickly, as interest rates in general.

WisdomTree Trust Prospectus	51

The Index is rules-based and market capitalization weighted and comprised of FRNs with two-year maturities that have a minimum amount outstanding of one billion as of the monthly rebalancing date, which falls on the last business day of each month. FRNs eligible for inclusion in the Index must have an issue date on or before the Index rebalancing date. The Index excludes fixed-rate securities, Treasury inflation-protected securities, convertible bonds and bonds with survivor put options. Both the FRNs and the FRNs’ coupon and principal payments must be denominated in U.S. dollars. FRNs pay interest rates quarterly until maturity.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■

Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons.

■

Non-Diversification Risk. The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Risk of Limited Issuance. The issuance of FRNs by the U.S. Treasury is relatively new and the amount of supply is limited. There is no guarantee or assurance that: (i) the Fund will be able to invest in a desired amount of FRNs, (ii) the Fund will be able to buy FRNs at a desirable price, (iii) FRNs will continue to be issued by the U.S. Treasury, or (iv) FRNs will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Fund.

52	WisdomTree Trust Prospectus

Fund Performance

The Fund commenced operations on February 4, 2014, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc. and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	53

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund

Investment Objective

The WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.48%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained Index, which broadly captures the fixed income securities market for non-investment grade corporate debt securities (“junk bonds”) issued in the U.S. domestic market that have a remaining maturity of less than five years. The “short portfolio” of the Index holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure exceeding the duration of the long portfolio, with a targeted total duration exposure of approximately negative seven years (e.g., if the average duration of bonds in the long portfolio is approximately two years, the short portfolio will seek an average duration of approximately nine years among its short holdings of U.S. Treasuries, with an aggregate targeted duration of Index holdings of approximately negative seven years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.

54	WisdomTree Trust Prospectus

The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in a manner that is intended to achieve the desired duration target for the Index, while seeking to mitigate the risk to shifts in the Treasury yield curve between the long and short maturity securities of the Index. The short exposure in the Index and the Fund, respectively, is expected to have greater sensitivity to interest rates than the long exposure of the Index and the Fund, respectively, in targeting the desired overall interest rate sensitivity, which has a target duration of negative seven years. The short exposure of the Index and Fund are also expected to be more heavily weighted toward longer maturity U.S. Treasuries than the long exposure. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■

Derivatives Risk. The Fund will invest in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict

WisdomTree Trust Prospectus	55

movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as U.S. Treasuries, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Hedging Risk. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (i.e., credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. investors should anticipate that due to the negative duration target, the Fund will be highly sensitive to interest rate changes. The higher (whether positive or negative) a bond fund’s duration, the greater its sensitivity to interest rates changes and fluctuations in value, whether positive or negative, will be more pronounced. For example, the Fund, in seeking to track the Index with a negative seven-year duration target, could potentially decrease in value by seven percent (or more) if interest rates fall one percent. Accordingly, the short positions will likely result in negative Fund performance if interest rates fall, including significant negative Fund performance in a falling interest rate environment. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates. In addition, longer average portfolio (including a longer negative duration) will cause the Fund to be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

56	WisdomTree Trust Prospectus

■

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

■

Short Sales Risk. The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund may enter into short positions in U.S. Treasuries as well as short derivative positions through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.

■

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries for the Index (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

■

Yield Curve Risk. The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings and are expected to be more heavily weighted to longer maturity U.S. Treasuries. The short exposure in the Index and the Fund, respectively, is expected to have greater sensitivity to interest rates than the long exposure of the Index and the Fund, respectively, in targeting the desired overall interest rate sensitivity, which has a duration of less than zero. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. This risk is heightened for the Index and the Fund, respectively, given the difference in maturity exposures between the long exposure and short exposure with the Index and Fund, respectively. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance

The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units

WisdomTree Trust Prospectus	57

generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

58	WisdomTree Trust Prospectus

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund

Investment Objective

The WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.43%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained Index, which broadly captures the fixed income securities market for non-investment grade corporate debt securities issued in the U.S. domestic market that have a remaining maturity of less than five years. The “short portfolio” of the Index holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the long portfolio, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the long portfolio is approximately two years, the short portfolio will seek an average duration of approximately two years among its short holdings of U.S. Treasuries, with an aggregate targeted duration of Index holdings of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.

WisdomTree Trust Prospectus	59

The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rates. in interest rates across the yield curve. securities. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■

Derivatives Risk. The Fund will invest in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as U.S. Treasuries, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.

■

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic

60	WisdomTree Trust Prospectus

market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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Hedging Risk. The Index seeks to mitigate the potential negative impact of rising U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (i.e., credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■	Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

■

Short Sales Risk. The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund may enter into short positions in U.S. Treasuries as well as short derivative positions through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.

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U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

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Yield Curve Risk. The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance

The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

62	WisdomTree Trust Prospectus

WisdomTree Emerging Markets Corporate Bond Fund

Investment Objective

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.60%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities (“Corporate Debt”) that are domiciled in, or economically tied to, emerging market countries. The issuers of such Corporate Debt will include public, private, and state-owned or sponsored corporations. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities and other debt obligations (such as loan participation notes) of emerging market issuers. Corporate Debt does not include derivatives. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investment on Corporate Debt issued in U.S. dollars. The Fund also may invest in Corporate Debt denominated in the local currency of emerging market countries. Non-U.S. dollar denominated debt is sometimes referred to as “local debt.” Local debt provides exposure to changes in the value of such non-U.S. currencies against the U.S. dollar. Corporate Debt includes debt securities issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, or other regional development banks. The Fund may invest to a limited extent in debt securities of emerging market governments (also known as “sovereign debt”) and debt securities linked to inflation rates in emerging market countries.

The Fund intends to seek exposure to Corporate Debt from the following regions: Africa, Asia, Eastern Europe, Latin America and the Middle East. Within these regions, the Fund may invest in countries such as: Argentina, Bahrain, Barbados, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, El Salvador, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Kazakhstan, Kuwait, Macau, Malaysia, Mexico, Mongolia, Morocco, Nigeria, Oman,

WisdomTree Trust Prospectus	63

Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Venezuela. This list may change based on market developments. The Fund employs a structured investment approach that utilizes “top down” analysis of macroeconomic factors and “bottom up” analysis of emerging market countries and issuers. The Fund’s credit exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single issuer generally will be limited to 10% of the Fund’s net assets. The Fund’s exposure to any single country generally will be limited to 30% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time

The universe of emerging market Corporate Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad exposure to emerging market Corporate Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in U.S. dollars or the currencies of countries in which the Fund invests.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps and forward currency contracts. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. The Fund’s use of derivatives will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality money market securities). The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously agrees to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund must invest at least 80% of its net assets directly in Corporate Debt. The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Basic Materials Investing. The Fund may invest in companies in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

64	WisdomTree Trust Prospectus

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■

Currency Exchange Rate Risk. While the Fund intends to focus its investment on Corporate Debt denominated in U.S. dollars, the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk . Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability and may be heightened in connection with investments in developing or emerging countries.

WisdomTree Trust Prospectus	65

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Brazil and Russia.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the emerging markets and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as “junk bonds”, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

66	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Corporate Emerging Markets Bond Index Broad, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 5.82%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	1.83%	3Q/2013
Lowest Return	(5.55)%	2Q/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Emerging Markets Corporate Bond Fund	1 Year	Since Inception (3-8-2012)
Return Before Taxes Based on NAV	(2.66)%	4.30%
Return After Taxes on Distributions	(4.67)%	2.42%
Return After Taxes on Distributions and Sale of Fund Shares	(1.42)%	2.55%
JP Morgan Corporate Emerging Markets Bond Index Broad (Reflects no deduction for fees, expenses or taxes)	(1.25)%	4.32%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. in Singapore serve as the sub-advisers to the Fund.

Portfolio Managers

S. Kenneth Leech, Chief Investment Officer, has been a portfolio manager of the Fund since January 2014.

Keith J. Gardner, Co-Head of Emerging Markets Debt, has been a portfolio manager of the Fund since its inception.

Chia-Liang Lian, Co-Head of Emerging Markets Debt and Co-Head of Investment Management, Asia (ex-Japan), has been a portfolio manager of the Fund since June 2014.

WisdomTree Trust Prospectus	67

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

68	WisdomTree Trust Prospectus

WisdomTree Emerging Markets Local Debt Fund

Investment Objective

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.55%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in bonds and other debt instruments (“Local Debt”) denominated in the local currencies of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund is designed to provide exposure to Local Debt of issuers from a broad range of emerging market regions and countries. The Fund intends to focus its investment on fixed income securities issued by emerging market governments, government agencies, and corporations. The Fund also may invest in fixed income securities denominated in an emerging market currency and issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in debt securities linked to inflation rates outside the U.S., including securities or instruments linked to rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. The Fund intends to invest in Local Debt from the following regions: Asia, Latin America, Europe, the Middle East, and Africa. Within these regions, the Fund may invest in countries such as: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple

WisdomTree Trust Prospectus	69

factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Fund’s adviser believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad-based exposure to emerging market debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

The Fund may invest up to 30% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality U.S. money market securities) and is designed to provide exposure similar to investments in local currency debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Local Debt also includes fixed income securities denominated in an emerging market currency and issued by a supranational organization or regional development bank. Assets not invested in Local Debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by emerging market governments, government agencies, corporations, regional development banks and supranational issuers, as well as derivatives based on such instruments.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies

70	WisdomTree Trust Prospectus

and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The sale of non-U.S. denominated securities can generate realized foreign exchange losses which could impact the income distributions paid by the Fund. Additionally, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the emerging markets l and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade

WisdomTree Trust Prospectus	71

bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 0.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.85%	1Q/2012
Lowest Return	(8.28)%	3Q/2011

72	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Emerging Markets Local Debt Fund	1 Year	Since Inception (8-9-2010)
Return Before Taxes Based on NAV	(10.37)%	1.44%
Return After Taxes on Distributions	(11.65)%	(0.01)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.71)%	0.67%
JP Morgan Government Bond Index–Emerging Markets (GBI-EM) Global Diversified Index (Reflects no deduction for fees, expenses or taxes)	(8.98)%	2.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since Fund inception.

Stephanie Shu, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	73

WisdomTree Euro Debt Fund

Investment Objective

The WisdomTree Euro Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.35%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in bonds and other debt instruments (“Debt Securities”) denominated in euros. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities consist of fixed income securities, such as bonds, notes or other debt obligations, denominated in euros, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on Debt Securities denominated in euros and issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in Debt Securities of corporate issuers organized in euro area countries or that have significant economic ties to euro area countries, although this is not expected to be a focus of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in euro area countries. The euro area is a group of 17 members of the European Union that have adopted the euro as their common currency. The euro area currently consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. The Fund’s exposure to the euro area countries is monitored and may be modified, reduced or eliminated at any time. The Fund does not currently intend to invest in national, state or local debt of Greece, Estonia, Cyprus or Malta, although the Fund may do so in the future.

74	WisdomTree Trust Prospectus

The Fund will seek to concentrate its investments in Debt Securities of more credit worthy issuers within the region. This currently includes sizable positions in the sovereign debt of Germany and France with attempted balanced allocations to the sovereign debt of other euro area countries as well as supranational issuers. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets. The Fund’s exposure to any single country generally will be limited to 30% of the Fund’s assets. The euro area countries in which the Fund invests and the percentage of Fund assets invested in a particular euro area country or issuer will change from time to time, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund, however, will focus its investments on investment grade securities, including unrated securities deemed to be of similar quality. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in euros.

The Fund may invest up to 20% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality U.S. money market securities) and is designed to provide exposure similar to investments in euro-denominated debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Assets not invested in euro-denominated debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by EU governments, government agencies, corporations, regional development banks and supranational issuers.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have

WisdomTree Trust Prospectus	75

recognized if it had made a redemption in-kind. As a result, the Fund may The sale of non-U.S. denominated securities can generate realized foreign exchange losses which could impact the income distributions paid by the Fund.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in euros, or in securities that provide exposure to euros, currency exchange rates or interest rates denominated in euros. Changes in currency exchange rates and the relative value of the euro will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Euro Investment Risk. The Fund invests primarily in securities denominated in euros and thus has significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability and may be heightened in connection with investments in developing or emerging countries.

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Geographic Concentration in Europe. Because the Fund concentrates its investments in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the European and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as “junk bonds”, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

76	WisdomTree Trust Prospectus

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the BofA Merrill Lynch Euro Government Index, a relevant broad-based securities index, the Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite and the Spliced Euro Debt Composite. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective October 19, 2011. Fund performance prior to October 19, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Dreyfus Euro Fund and focused on short-term, euro-denominated money market instruments.

The Fund’s year-to-date total return as of September 30, 2014 was (1.75)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.41%	3Q/2010
Lowest Return	(9.47)%	2Q/2010

WisdomTree Trust Prospectus	77

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Euro Debt Fund	1 Year	5 Years	Since Inception (5-14-2008)
Return Before Taxes Based on NAV	3.45%	1.56%	(0.13)%
Return After Taxes on Distributions	3.12%	1.41%	(0.27)%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%	1.28%	0.07%
BofA Merrill Lynch Euro Government Index (Reflects no deduction for fees, expenses or taxes)	6.89%	4.19%	3.12%
Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite* (Reflects no deduction for fees, expenses or taxes)	3.23%	2.04%	0.38%
Spliced Euro Debt Composite** (Reflects no deduction for fees, expenses or taxes)	6.89%	3.11%	1.31%
*	The Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government Excluding Greece, Ireland, Italy, Portugal & Spain Index, which is a subset of the BofA Merrill Lynch Euro Government Index. It is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries excluding Greece, Ireland, Italy, Portugal and Spain as the country of risk. The Fund has not historically invested in Greece, Ireland, Italy, Portugal or Spain, but as of May 2014, the Fund may invest in the foregoing countries except Greece.
**	Reflects performance of the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011 and, thereafter, the BofA Merrill Lynch Euro Government Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, CFA, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

78	WisdomTree Trust Prospectus

WisdomTree Japan Interest Rate Strategy Fund

Investment Objective

The WisdomTree Japan Interest Rate Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Interest Rate Strategy Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.50%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to monthly U.S. Treasury Bill (“T-Bill”) returns plus short exposure to the monthly performance of Japanese Government Bonds (“JGBs”) while at the same time offsetting a portion of the exposure to fluctuations of the Japanese yen relative to the U.S. dollar (the amount of currency exposure to be offset is determined periodically with reference to its contribution to the overall volatility of the Index). The Index consists of long positions and short positions. The long positions in the Index include market capitalization weighted T-Bills that have a remaining maturity of greater than 1 month and less than 3 months. The long positions are designed to capture the returns of T-Bills. The short positions in the Index include market capitalization weighted JGBs and are designed to provide exposure to changes in Japanese interest rates. JGBs as defined in the Index include debt securities issued by the Japanese government as well as debt securities issued by Japanese agencies and local authorities. Inflation linked debt securities and debt securities guaranteed by the Japanese Government, but issued by other entities, are excluded from the Index. JGBs within the Index must have a remaining maturity that is greater than 5 years and less than 10 years, a fixed coupon schedule, a minimum amount outstanding of JPY 20 billion and be investment grade. The short positions are anticipated to have higher returns as Japanese interest rates increase and lower returns as Japanese interest rates decrease. The Index is rebalanced on a monthly basis to where the dollar amount of the long exposure is approximately equivalent to the dollar amount of the short exposure.

WisdomTree Trust Prospectus	79

The Index partially offsets against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent investment without a currency adjustment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent investment without a currency adjustment when the yen is rising relative to the U.S. dollar. The Index applies an applicable one-month currency forward rate to a portion of the total market value of the portfolio in order to adjust for changes in the value of the Japanese yen against the U.S. dollar. In seeking to track the Index in this regard, the Fund intends to enter into forward currency contracts. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate.

The Fund seeks to gain short exposure to JGBs, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. It is anticipated that short exposure to JGBs in the WisdomTree Subsidiary will be achieved through the use of futures, although the WisdomTree Subsidiary may short JGBs. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with short exposure to JGBs while enabling the Fund to satisfy asset diversification requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund uses various strategies to attempt to partially offset the impact of changes in the value of the Japanese yen against the U.S. dollar and these strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

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Derivatives Risk. The Fund will invest in derivatives, including as a substitute to gain exposure to JGBs. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market

80	WisdomTree Trust Prospectus

risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as JGBs, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Concentration in Japan. Because the Fund invests a portion of its assets in short positions in, or providing exposure to, Japanese fixed-income securities, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates in Japan. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

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Non-Diversification Risk. The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Short Sales Risk. The Fund will engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The Fund

WisdomTree Trust Prospectus	81

may enter into short positions in JGBs as well as short derivative positions through futures contracts on JGBs. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Fund Performance

The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Advisers

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd. (Japan) serve as sub-advisers to the Fund.

Portfolio Managers

Kazuto Doi, Senior Investment Officer, has been a portfolio manager of the Fund since its inception.

S. Kenneth Leech, Chief Investment Officer, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

82	WisdomTree Trust Prospectus

WisdomTree Strategic Corporate Bond Fund

Investment Objective

The WisdomTree Strategic Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.50%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers*, **	0.45%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.
**	WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.45% through December 31, 2015.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$155	$275	$623

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities (“Corporate Debt”) that are organized in or maintain their principal place of business in countries throughout the world, including the U.S. The issuers of such Corporate Debt will include public, private, and state-owned or sponsored corporations. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities, debt securities linked to inflation rates of local economies, variable or floating rate securities and other debt obligations (such as loan participation notes) of U.S. and non-U.S. corporate issuers. Corporate Debt also includes fixed income securities or debt obligations that are issued by companies or agencies that may receive financial support or backing from local governments. Corporate Debt does not include derivatives. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to invest in Corporate Debt denominated in U.S. dollars, as well as Corporate Debt issued in non-U.S. currencies. Non-U.S. denominated debt is sometimes referred to as local debt and, for the U.S. investor, provides exposure to the changes in the value of non-U.S. currencies relative to the U.S. dollar. The Fund generally intends to hedge the currency

WisdomTree Trust Prospectus	83

exposure of non-U.S. denominated debt back to U.S. dollars to reduce currency risk. Corporate Debt includes debt securities issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, or other regional development banks. The Fund may invest to a limited extent in debt securities of foreign governments (also known as “sovereign debt”).

Under normal circumstances, the Fund intends to invest in at least three countries and to invest at least 15% of its net assets in issuers outside the United States, which may include Corporate Debt from the following regions and countries: Africa, Asia, Australia and New Zealand, Europe, Latin America, Middle East, North America, South America. Up to 15% of the Fund’s assets may be invested in emerging market countries, though this may change from time to time in response to economic events and changes to the credit ratings of the Corporate Debt of such countries. The Fund employs a structured investment approach that utilizes “top down” analysis of macroeconomic factors and “bottom up” analysis of countries and issuers. The Fund’s credit exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single issuer generally will be limited to 10% of the Fund’s net assets. The Fund’s exposure to any single country (other than the United States) generally will be limited to 25% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Corporate Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad exposure to Corporate Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in U.S. dollars or the currencies of countries in which the Fund invests.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps and forward currency contracts. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. The Fund’s use of derivatives will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality money market securities). The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously agrees to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund must invest at least 80% of its net assets directly in Corporate Debt. The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund ” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of fixed income securities, currencies, and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

84	WisdomTree Trust Prospectus

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The sale of non-U.S. denominated securities can generate realized foreign exchange losses which could impact the income distributions paid by the Fund. Additionally, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. While the Fund intends to focus its investment on Corporate Debt denominated in U.S. dollars, the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, credit downgrades and fallout from the housing and sub-prime mortgage crisis.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign

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currency fluctuations or to political or economic instability and may be heightened in connection with investments in developing or emerging countries.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the debt securities of companies or agencies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

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Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as “junk bonds”, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

The Fund commenced operations on January 31, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. in Singapore serve as the sub-advisers to the Fund.

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Portfolio Managers

S. Kenneth Leech, Chief Investment Officer, has been a portfolio manager of the Fund since January 2014.

Ryan K. Brist, CFA, Head of U.S. Investment Grade Credit, has been a portfolio manager of the Fund since its inception.

Michael C. Buchanan, CFA, Head of Credit, has been a portfolio manager of the Fund since its inception.

Paul Shuttleworth, Head of Non-U.S. Credit, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management, Inc. or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information About the Funds

Additional Investment Objective Information. Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

Additional Information About the Funds’ Strategies. The Funds may invest in a variety of swap agreements, including interest rate swaps, inflation-linked swaps, credit default swaps, total return swaps, and currency swaps. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. An inflation-linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at a future date. A credit default swap is an agreement between two parties in which one party makes a series of payments to the other party and, in exchange, receives a payoff in the event the loan defaults. A total return swap is an agreement between two parties in which one party pays a set rate in exchange for the total return of an underlying reference, typically an equity index, loans or bonds. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract.

Additional Information About the Fixed Income Active Funds’ Strategies. The Asia Local Debt Fund, Australia & New Zealand Debt Fund, Emerging Markets Local Debt Fund, Emerging Markets Corporate Bond Fund, Euro Debt Fund and Strategic Corporate Bond Fund may sometimes be referred to together as the Fixed Income Active Funds. Each Fixed Income Active Fund intends to provide a broad-based exposure to local currency debt (except the Emerging Markets Corporate Bond Fund, which intends to provide a broad-based exposure to emerging market corporate debt and the Strategic Corporate Bond Fund, which intends to provide a broad-based exposure to corporate debt of U.S. and non-U.S. issuers) and therefore will invest in both investment grade and non-investment grade securities. The degree of credit risk for a particular security may be reflected in its credit rating. Investment grade debt securities are generally those rated Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard and Poor’s Corporation (“S&P”) or Fitch, and typically subject to less credit risk than non-investment grade debt securities. The Funds generally do not expect to have more than 25% of their assets invested in non-investment grade securities, except the Emerging Markets Corporate Bond Fund, which expects to have 65% or more of its net assets invested in investment grade securities and not more than 35% of its net assets invested in non-investment grade securities, and the Strategic Corporate Bond Fund, which expects to have 55% or more of its net assets invested in investment grade securities and not more than 45% of its net assets invested in non-investment grade securities. This may change from time to time based on market conditions and the condition of specific issuers and securities. Within the non-investment grade category, some issuers and instruments are considered to be of lower credit quality and at higher risk of default (commonly referred to as “junk bonds”). Although these instruments offer the potential for higher yields, they are considered “speculative” and generally are subject to a higher potential risk of loss. For these purposes, “speculative securities” are securities rated B or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) and in the case of the Strategic Corporate Bond Fund, and Emerging Markets Corporate Bond Fund, the Sub-Adviser, to be of comparable quality. Each Fund will limit its exposure to speculative issuers and securities to no more than 15% of its assets. However, this may change from time to time based on market conditions and the condition of specific issuers and securities.

Additional Information About the Fixed Income Index Funds’ Strategies. The Barclays U.S. Aggregate Bond Negative Duration Fund, Barclays U.S. Aggregate Bond Zero Duration Fund, BofA Merrill Lynch High Yield Bond Negative Duration Fund, and BofA Merrill Lynch High Yield Bond Zero Duration Fund may sometimes be referred to together as the “Duration Funds”. The Duration Funds, Bloomberg Floating Rate Treasury Fund, and Japan Interest Rate Strategy Fund may sometimes be referred to together as the “Fixed Income Index Funds.”

Each Fixed Income Index Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index). Each Fixed Income Index Fund anticipates meeting this policy because, under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, such as TBA Transactions.

WisdomTree Asset Management expects that, over time, the correlation between each Fixed Income Index Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better. A number of factors may affect each Fixed Income Index Fund’s ability to achieve a high degree of correlation with its underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

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The quantity of holdings in each Fixed Income Index Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Fund’s underlying Index and consequently the attributes of the underlying Index may change. Each Fixed Income Index Fund may sell securities that are represented in its underlying Index, or purchase securities that are not yet represented in its underlying Index, in anticipation of their removal from or addition to the underlying Index or to reflect various other changes to the underlying Index. Further, each Fixed Income Index Fund may overweight or underweight securities in its underlying Index, purchase or sell securities not in its underlying Index, or utilize various combinations of other available techniques, in seeking to track its underlying Index.

Each Fixed Income Index Fund may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

Additional Information About the Japan Interest Rate Strategy Fund Strategy. The WisdomTree Japan Interest Rate Strategy Index is designed to provide short exposure to certain Japanese fixed income securities while at the same time offsetting a portion of the exposure to fluctuations between the value of the U.S. dollar and the Japanese yen. For U.S. investors, international investments include two components of return. The first is the return attributable to investments in the non-U.S. market or markets in which an investment is made (in the case of the WisdomTree Japan Interest Rate Strategy Index, short exposure to certain Japanese fixed income securities). The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar (in the case of the WisdomTree Japan Interest Rate Strategy Index, the fluctuation between the value of the U.S. dollar and the Japanese yen).

Additional Information About the Emerging Markets Corporate Bond Fund and Strategic Corporate Bond Fund Strategies. The Emerging Markets Corporate Bond Fund and Strategic Corporate Bond Fund may invest in loan participation notes. A loan participation note is a type of short-term debt instrument. They typically are issued by an offshore special purpose vehicle for the purpose of funding a loan by the special purpose vehicle to an offshore corporation or other entity. Loan participation notes are sometimes used by companies in non-U.S. markets to raise money because tax regulations or other laws make it difficult or expensive for such companies to issue debt directly into the global bond market. If the company fails to repay the loan received from the special purpose vehicle, the special purpose vehicle generally will not be able to honor its obligation to repay the notes.

Additional Information About the Bloomberg U.S. Dollar Bullish Fund Strategy. The Bloomberg U.S. Dollar Bullish Fund may invest in additional instruments and below is a brief description of these instruments:

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Futures contract – a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date.

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Listed currency option – a call or put option on a foreign currency, either on an exchange or in the over-the-counter market, that gives the purchaser of the option the right to buy or sell, respectively, the foreign currency at the exercise price until the option expires.

The Bloomberg U.S. Dollar Bullish Fund’s investments in listed options and futures contracts and swap agreements will be backed by investments in U.S.-issued money market securities, U.S. government securities or other liquid assets in an amount equal to the exposure of such contracts. The Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers acceptances denominated in a specified non-U.S. currency and may enter into foreign currency exchange transactions. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

Although the Fund may invest in listed currency options, currency swaps and spot currencies, investments in such instruments are expected to be limited, in each case to not more than 20% of the Bloomberg U.S. Dollar Bullish Fund’s net assets.

Temporary Defensive Strategies. Each actively managed Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. Each actively managed Fund also may “hedge” or minimize its exposure to one or more foreign currencies in response to such conditions. In the event that an actively managed Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the actively managed Fund’s ability to achieve its investment objective may be limited.

Other Investment Information. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending

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its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Capital Controls and Sanctions Risk. Each Fund, except the Duration Funds, Bloomberg Floating Rate Treasury Fund, Australia & New Zealand Debt Fund, Euro Debt Fund, and Japan Interest Rate Strategy Fund, are subject to capital controls and sanctions risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Cash Redemption Risk. Each Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. A Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize capital gains that it might not have recognized if it had made a redemption in-kind (i.e. distribute securities as payment of redemption proceeds). As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, the sale of non-U.S. denominated securities by the Fixed Income Funds triggered by such redemptions may generate realized foreign exchange losses that could impact the income distributions paid by such Funds.

CNH Market Risk. The Chinese Yuan Strategy Fund invests in money market securities and other instruments, including forward currency contracts and swaps, denominated in Chinese yuan that trade and settle in Hong Kong and other markets outside of mainland China, which, taken together, comprise the CNH market. While the CNH market is expected to continue to grow, it is relatively new and may not be as liquid as more established markets. In light of this, the Fund intends to manage its exposure to the CNH market in a prudent manner consistent with its investment objective.

Commodity Country Risk. The Commodity Currency Strategy Fund invests a significant portion of its assets in investments designed to provide exposure to both the currencies and money market rates available to foreign investors in selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies. Such declines may occur quickly and without warning and may negatively impact the value of the Commodity Currency Strategy Fund and your investment.

Counterparty and Issuer Credit Risk. Each Fund intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., “counterparties”). For example, the Funds intend to enter into swap transactions and forward currency contracts. Each Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk.

The financial condition of an issuer of a debt security or other issuer may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond

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issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s, S&P, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. The value of an investment in a Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Each Fund intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., “counterparties”). For example, the Funds intend to enter into forward currency contracts and swap transactions. A Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Listed futures contracts can be traded on futures exchanges without material counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed futures contract ultimately is the creditworthiness of the exchange’s clearing corporation.

Currency Exchange Rate Risk. Each Fund, except the Duration Funds, Bloomberg Floating Rate Treasury Fund, Emerging Markets Corporate Bond Fund and Strategic Corporate Bond Fund, invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. While each of the Emerging Markets Corporate Bond Fund and Strategic Corporate Bond Fund intends to focus its investment on Corporate Debt denominated in U.S. dollars, each Fund may invest a portion of their assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Derivatives Risk. Each Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include forward currency contracts, futures contracts, currency swaps, interest rate swaps, total return swaps and credit linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The risks of forward currency contracts include but are not limited to the risk that the counterparty will default on its obligations. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of

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the Fund’s investments and its share price. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The risks of credit linked notes include but are not limited to default by the issuer and the underlying reference asset or entity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money. In addition, while each Duration Fund may short securities such as U.S. Treasuries, each Duration Fund’s anticipated short exposure through derivative instruments may lead to less correlation with its Index.

Emerging Markets Risk. Each Fund, except the Duration Funds, Bloomberg Floating Rate Treasury Fund, Australia & New Zealand Debt Fund, Euro Debt Fund, and Japan Interest Rate Strategy Fund, are subject to emerging markets risk. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of each Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause a Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

Euro Investment Risk. The Euro Debt Fund invests primarily in securities denominated in euros, the official currency of the European Union (EU), and thus has significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. The adviser and sub-adviser closely monitor the value of the euro and events that may adversely affect the value of the euro, and will make changes to the Fund’s investment program to the extent necessary to seek to mitigate any adverse effects on the Fund.

Floating Rate Notes Risk. The Bloomberg Floating Rate Treasury Fund invests primarily in floating rate notes. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed.

Foreign Securities Risk. Each Fund, except the Duration Funds and Bloomberg Floating Rate Treasury Fund, invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid then other types of investments.

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the debt securities of companies or agencies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a

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country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Geographic Concentration in Asia Risk. The Asia Local Debt Fund concentrates its investments in Asia. The Commodity Currency Strategy Fund, Emerging Currency Strategy Fund, and Emerging Markets Local Debt Fund also may have significant exposure to Asia. As a result, the Funds will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Each of these factors may impact the ability of the Funds to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Funds to decline in value.

Geographic Concentration in Australia and New Zealand. The Australia & New Zealand Debt Fund concentrates its investments in Australia and New Zealand. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within these countries and to be more volatile than the performance of more geographically diversified funds. The economies of Australia and New Zealand are both heavily dependent on the demand for commodity exports, including agricultural products. As a result, both economies are particularly vulnerable to international commodity prices and global economic slowdowns. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Geographic Concentration in Brazil. The Brazilian Real Strategy Fund concentrates its investments in Brazil. The Fund’s performance is expected to be closely tied to social, political and economic conditions within Brazil and to be more volatile than the performance of more geographically diversified funds. The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets. Additionally, the Brazilian economy generally has experienced and may continue to experience high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. The Brazilian government currently imposes significant taxes on the transfer of currency. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Geographic Concentration in China. The Chinese Yuan Strategy Fund concentrates its investments in China. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the yuan and manages the yuan so that it has historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the yuan relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the yuan will move in relation to the U.S. dollar as expected. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Geographic Concentration in Europe. The Euro Debt Fund concentrates its investments in Europe. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Geographic Concentration in India. The Indian Rupee Strategy Fund concentrates its investments in India. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within India and to be more volatile than the performance of more geographically diversified funds. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade rupee directly. While the Indian economy generally has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Geographic Concentration in Japan. The Japan Interest Rate Strategy Fund Fund invests a portion of its assets in short positions in Japanese fixed-income securities and is more likely to be impacted by events or conditions affecting Japan. For example, political and economic conditions and changes in regulatory, tax, or economic policy in

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Japan could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions may result in significant market volatility. Further, economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole.

Geographic Concentration in Russia. Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Risks associated with investing in Russia include expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in government decision making, armed conflict, the impact on the economy as a result of civil war or aggression toward other countries, and social instability as a result of religious, ethnic and/or socioeconomic unrest, some of which have been evidenced by recent economic and political turmoil in Russia. There is also the potential for unfavorable action such as expropriation, investment restriction, dilution, investment and currency devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities (including ADRs or GDRs) by or for the benefit of foreign entities, including the Fund. In addition, government approval or special licenses (including by the U.S. government) may be required prior to investing (or to continue to invest) in a particular Russian industry and/or issuer and may limit such investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. Additionally, the Russian economy is particularly sensitive to the price of oil and gas on the world market and trade in such commodities, and a decline in price or trade could have a significant impact on the Russian economy.

Geopolitical Risk. Some countries and regions in which the Funds, except the Duration Funds and Bloomberg Floating Rate Treasury Fund, invest have experienced security concerns, war, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and during such market disruptions, a Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause a Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. Each of the foregoing may negatively impact a Fund’s investments.

Hedging Risk. The Duration Funds are subject to hedging risk. The short positions in U.S. Treasuries contained in each Duration Fund’s underlying Index, as well as the Duration Funds’ holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (i.e., credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates.

Barclays U.S. Aggregate Bond Negative Duration Fund and BofA Merrill Lynch High Yield Negation Duration Fund (the “Negative Duration Funds”). Investors should anticipate that due to the negative duration target, the Negative Duration Funds will be highly sensitive to interest rate changes. The higher (whether positive or negative) a bond fund’s duration, the greater its sensitivity to interest rates changes and fluctuations in value, whether positive or negative, will be more pronounced. For example, a fund, in seeking to track the Index with a negative five year duration target, could potentially decrease in value by five percent (or more) if interest rates fall one percent. Accordingly, the short positions will likely result in negative Fund performance if interest rates fall, including significant negative Fund performance in a falling interest rate environment.

Barclays U.S. Aggregate Bond Zero Duration Fund and BofA Merrill Lynch High Yield Zero Duration Fund (the “Zero Duration Funds”). The underlying Index of each Zero Duration Fund seeks to mitigate the potential negative impact of rising U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions.

Each Duration Fund’s underlying Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of an index and fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between a Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in a Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

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High Yield Securities Risk. BofA Merrill Lynch High Yield Bond Negative Duration Fund and BofA Merrill Lynch High Yield Bond Zero Duration Fund invest primarily in high yield securities. In addition, each Fixed Income Active Fund may invest a limited portion of its assets in securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Funds may lose their entire investment.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment Risk. As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk. The Fixed Income Index Funds invest in the securities included in, or representative of, their underlying Indexes regardless of their investment merit. The Fixed Income Index Funds do not attempt to outperform their underlying Indexes or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its underlying Index. The returns from the types of securities in which a fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a fund to underperform other investment vehicles that invest in different asset classes. Different types of securities tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events have resulted in increased concerns about credit risk and exposure, including the U.S. Treasury. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Funds.

Management Risk. All of the Funds (except for the Fixed Income Index Funds) are actively managed using proprietary investment strategies and processes. Each such Fund is subject to active management or security-selection risk and its performance therefore will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving a Fund’s investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no

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guarantee that the Funds will achieve their investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to a Fund’s net assets.

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

Mortgage- and Asset-Backed Securities Risk. The Duration Funds may invest in mortgage- and asset-backed securities. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a TBA Transaction would expose a fund to possible loss.

Non-Correlation Risk. As with all index funds, the performance of the Fixed Income Index Funds and their underlying Indexes may differ from each other for a variety of reasons. For example, a fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by their underlying Indexes. In addition, a Fixed Income Index Fund may not be fully invested in the securities of its underlying Index at all times or may hold securities not included in its underlying Index. For example, it may take several business days for additions and deletions to the underlying Index to be reflected in the portfolio composition of a Fund. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its underlying Index. Each Fixed Income Index Fund uses a representative sampling strategy and generally can be expected to have a greater non-correlation risk, and this risk may be heightened during times of market volatility or other unusual market conditions.

Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, the Funds will be considered to be non-diversified. This means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Offshore Investor Risk. The opportunity for offshore investors, such as the Brazilian Real Strategy Fund, Chinese Yuan Strategy Fund and Indian Rupee Strategy Fund, to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Funds, could differ from those available to domestic investors in the selected countries.

Portfolio Turnover Risk. The Duration Funds’ investment strategies may result in high portfolio turnover rates for the Duration Funds. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect a Fund’s performance.

Repurchase Agreement Risk. The Funds will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before a Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Risk of Limited Issuance. The issuance of FRNs by the U.S. Treasury is new and the amount of supply will be limited. There is no guarantee or assurance that: (i) the Bloomberg Floating Rate Treasury Fund will be able to invest in a desired amount of FRNs, (ii) the Bloomberg Floating Rate Treasury Fund will be able to buy FRNs at a desirable price, (iii) FRNs will continue to be issued by the U.S. Treasury, or (iv) FRNs will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Bloomberg Floating Rate Treasury Fund.

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Sector Risks

The following sector risks apply to the Strategic Corporate Bond Fund and Emerging Markets Corporate Bond Fund, as specified below:

Basic Materials Investing. The Emerging Markets Corporate Bond Fund may invest in companies in the basic materials sector. The basic materials sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, swift fluctuations in supply and demand for basic materials, commodity price volatility, world economic growth, depletion of natural resources and energy conservation, technological progress, and government regulations, including international political and economic developments, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. As the demand for, or prices of, basic materials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, basic materials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Energy Investing. The Emerging Markets Corporate Bond Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices. Securities prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, exchange rates, interest rates, increased competition and technological advances, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit these companies’ earnings. A significant portion of revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. As the demand for, or prices of, energy increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Financial Sector Risk. The Strategic Corporate Bond Fund may invest in companies in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, credit downgrades and fallout from the housing and sub-prime mortgage crisis. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. In the recent past, deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions have failed, merged with stronger institutions or have had significant infusions of capital, including from the government, and may face future government-imposed restrictions on their businesses or increased government intervention. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Industrial Investing. The Emerging Markets Corporate Bond Fund and Strategic Corporate Bond Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Thus, you may pay more (or less) than

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NAV intra-day when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Short Sales Risk. The Duration Funds and the Japan Interest Rate Strategy Fund will engage in “short sale” transactions. A short sale involves the sale by a Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. A Fund will lose value if the security or instrument that is the subject of a short sale increases in value. This is the opposite of traditional “long” investments where the value of a Fund increases as the value of a portfolio security or instrument increases. A Fund may enter into short positions in U.S. Treasuries as well as short derivative positions through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then a fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund. Further, in times of unusual or adverse economic, market or political conditions, neither the Index nor the Fund may be able to fully or partially implement its short selling strategy.

Sovereign Debt Risk. Each Fund, except the Duration Funds and Bloomberg Floating Rate Treasury Fund, may invest a significant portion of its assets in sovereign debt. The Funds’ investments in sovereign debt, which includes securities issued or guaranteed by a foreign sovereign government, present risks not associated with investments in other types of bonds. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest payments when due, and the Funds may have limited recourse against the issuing government or agency in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s NAV, may be more volatile than prices of U.S. bonds. In the past, governments of certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, refused to honor their payment obligations on their sovereign debt, and restructured their indebtedness. The restructuring of sovereign debt may involve obtaining additional credit to finance outstanding obligations and the reduction or rescheduling of payments of interest and principal. As a holder of such sovereign debt, the Funds may be asked to participate in the restructuring of such sovereign indebtedness. There can be no assurance that such restructurings will result in the full repayment of the issuer’s sovereign debt.

Subsidiary Investment Risk. The Japan Interest Rate Strategy Fund seeks to gain exposure to JGBs, in whole or in part, through investments in the WisdomTree Subsidiary. The WisdomTree Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Thus, the Japan Interest Rate Strategy Fund, as an investor in the WisdomTree Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Japan Interest Rate Strategy Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the Japan Interest Rate Strategy Fund and/or the WisdomTree Subsidiary to operate as intended and could negatively affect the Japan Interest Rate Strategy Fund and its shareholders.

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries for the underlying Indexes of the Duration Funds (or U.S. Treasuries or U.S. Treasury futures, in the case of the Duration Funds) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Duration Funds.

Yield Curve Risk. The Duration Funds and their underlying Indexes will have short exposure to U.S. Treasuries with different maturity dates and weightings. The Negative Duration Funds are expected to be more heavily weighted to longer maturity U.S. Treasuries. The short exposure in the Negative Duration Funds and their underlying Indexes, respectively, is expected to have greater sensitivity to interest rates than the long exposure of the Negative Duration Funds and their underlying Indexes, respectively, in targeting the desired overall interest rate sensitivity, which has a duration of less than zero. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. This risk is heightened for the Negative Duration Funds and their underlying Indexes given the difference long and short in maturity exposures. The methodology of each Duration Fund Index and the investment

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approach of the Duration Funds seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Additional Non-Principal Risk Information

Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc. or NASDAQ (each a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending. Although the Funds are indemnified by the Funds’ lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.

Portfolio Holdings Information

Information about the Funds’ daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 245 Park Avenue, 35th Floor, New York, NY 10167, and is a leader in ETF management. As of September 30, 2014, WisdomTree Asset Management had assets under management totaling approximately $35.9 billion. WisdomTree Investments, Inc.* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. The Adviser provides proactive oversight of each Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for the applicable Fund, and regular review of each Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

For its services, WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the applicable Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
Bloomberg U.S. Dollar Bullish Fund	0.50%
Brazilian Real Strategy Fund	0.45%
Chinese Yuan Strategy Fund	0.45%
Commodity Currency Strategy Fund	0.55%
Emerging Currency Strategy Fund	0.55%
Indian Rupee Strategy Fund	0.45%
Asia Local Debt Fund	0.55%
Australia & New Zealand Debt Fund	0.45%
Barclays U.S. Aggregate Bond Negative Duration Fund	0.28%
Barclays U.S. Aggregate Bond Zero Duration Fund	0.23%
Bloomberg Floating Rate Treasury Fund	0.20	%(1)
BofA Merrill Lynch High Yield Bond Negative Duration Fund	0.48%
BofA Merrill Lynch High Yield Bond Zero Duration Fund	0.43%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Euro Debt Fund	0.35%
Japan Interest Rate Strategy Fund	0.50%
Strategic Corporate Bond Fund	0.50	%(2)
(1)

WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.15% through December 31, 2015. This agreement may be terminated by the Board of Trustees of the Trust, for any reason at any time.

(2)

WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.45% through December 31, 2015. This agreement may be terminated by the Board of Trustees of the Trust, for any reason at any time.

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Funds, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreement for each Fund, except the Fixed Income Index Funds, Bloomberg U.S. Dollar Bullish Fund, and Strategic Corporate Bond Fund, is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2012. The basis for the Board of Trustees’ approval of the Fixed Income Index Funds and the Bloomberg U.S. Dollar Bullish Fund’s Investment Advisory Agreement is available in the Trust’s Semi-Annual Report to Shareholders for the period ended February 28, 2014. The basis for the Board of Trustees’

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust.

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approval of the Strategic Corporate Bond Fund’s Investment Advisory Agreement is available in the Trust’s Semi-Annual Report to Shareholders for the period ended February 28, 2013.

WisdomTree Asset Management is also responsible for the general management and administration of the Japan Interest Rate Strategy Fund’s WisdomTree Subsidiary’s investment program pursuant to a separate investment advisory agreement between the Adviser and the WisdomTree Subsidiary. Under the advisory agreements, the Adviser provides the WisdomTree Subsidiary with the same type of management, for the same fee and under essentially the same terms, as is provided to the Funds. The WisdomTree Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting services with the same service providers that provide those services to the Funds.

Sub-Advisers

The sub-adviser to the Funds (except for the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Japan Interest Rate Strategy Fund and Strategic Corporate Bond Fund) is Mellon Capital Management Corporation (“Mellon Capital”). Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. As of September 30, 2014, Mellon Capital had assets under management totaling approximately $381 billion. Mellon Capital is a wholly-owned indirect subsidiary of BNY Mellon. Mellon Capital is a registered investment adviser with offices located at 50 Fremont Street, San Francisco, California 94105. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds.

The sub-advisers to the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Japan Interest Rate Strategy Fund and Strategic Corporate Bond Fund are Western Asset Management Company (“Western Asset Management”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore” and together with Western Asset Management and Western Asset London, “Western Asset”), each of which is a wholly-owned subsidiary of Legg Mason, Inc. Established in 1971, Western Asset Management has offices located at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018 and acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Founded in 1984, Western Asset London has offices located at 10 Exchange Place, Primrose Street, London EC2A 2EN, England. Western Asset Singapore was founded in 2000 and has offices located at 1 George Street #23-01, Singapore 049145. Western Asset London and Western Asset Singapore provide certain sub-advisory services that relate to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. Each Western Asset office provides services relating to relevant portions of the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Japan Interest Rate Strategy Fund and Strategic Corporate Bond Fund as appropriate.

As of September 30, 2014, the total assets under management of Western Asset and its supervised affiliates, including Western Asset Management, Western Asset London and Western Singapore, were approximately $471.5 billion.

Mellon Capital is responsible for the day-to-day management of each Fund (except for the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Japan Interest Rate Strategy Fund, and Strategic Corporate Bond Fund) and Western Asset is responsible for the day-to-day management of the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Japan Interest Rate Strategy Fund, and Strategic Corporate Bond Fund. The sub-advisers choose each Fund’s portfolio investments and place orders to buy and sell the Fund’s portfolio investments.

The basis for the Board of Trustees’ approval of the Investment Sub-Advisory Agreement for each Fund, except the Bloomberg U.S. Dollar Bullish Fund, Brazilian Real Strategy Fund, Barclays U.S. Aggregate Bond Negative Duration Fund, Barclays U.S. Aggregate Bond Zero Duration Fund, Bloomberg Floating Rate Treasury Fund, BofA Merrill Lynch High Yield Bond Negative Duration Fund, BofA Merrill Lynch High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, and Strategic Corporate Bond Fund, is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2012. The basis for the Board of Trustees’ approval of the Bloomberg U.S. Dollar Bullish Fund, Barclays U.S. Aggregate Bond Negative Duration Fund, Barclays U.S. Aggregate Bond Zero Duration Fund, Bloomberg Floating Rate Treasury Fund, BofA Merrill Lynch High Yield Bond Negative Duration Fund, BofA Merrill Lynch High Yield Bond Zero Duration Fund, and Japan Interest Rate Strategy Fund’s Investment Advisory Agreement is available in the Trust’s Semi-Annual Report to Shareholders for the period ended February 28, 2014. The basis for the Board of Trustees’ approval of the Brazilian Real Strategy Fund’s Investment Sub-Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ended August 31, 2014. The basis for the Board of Trustees’ approval of the Strategic Corporate Bond Fund’s Investment Sub-Advisory Agreement is available in the Trust’s Semi-Annual Report to Shareholders for the period ended February 28, 2013.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management.

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WisdomTree Asset Management and the Trust have obtained an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each of the Funds without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Mellon Capital. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of each Fund, except the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund and the Strategic Corporate Bond Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in each Fund’s portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The individual members of the team who are primarily responsible for the day-to-day management of each Fund’s portfolio (except for the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund and Strategic Corporate Bond Fund portfolios) are listed below.

David C. Kwan, CFA, is a Managing Director of Mellon Capital’s Fixed Income Team and has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994. He received his M.B.A. from the University of California at Berkeley in 1990. Mr. Kwan has 23 years of investment experience.

Stephanie Shu, CFA, is a Director of Mellon Capital’s Active Fixed Income Team. Ms. Shu has attained the Chartered Financial Analyst designation. She received her M.S. from Texas A&M University and has over 16 years of investment experience.

Zandra Zelaya, CFA, is a Director of Mellon Capital’s Fixed Income Team and has been a Director of Fixed Income at Mellon Capital since November 2009. From November 2007 to November 2009 she was a Vice President, Fixed Income at Mellon Capital. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management Group including Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to November 2007. Ms. Zelaya has attained the Chartered Financial Analyst designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 18 years of investment experience.

Mr. Kwan and Ms. Shu manage the Emerging Markets Local Debt Fund and Asia Local Debt Fund. Mr. Kwan and Ms. Zelaya manage the Currency Strategy Funds, Euro Debt Fund, and Australia & New Zealand Debt Fund. Each portfolio manager has managed each Fund since inception.

Western Asset. Western Asset utilizes a broad team of portfolio managers, sector specialists and other investment professionals to manage the assets of the Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Japan Interest Rate Strategy Fund and Strategic Corporate Bond Fund. In the context of this larger team, senior portfolio managers work together to manage the assets of each Fund, develop and implement investment strategies, and coordinate with other relevant investment team members. The senior portfolio managers meet regularly to review portfolio holdings, discuss purchase and sale activity, and adjust holdings in each Fund’s portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the investment team who are primarily responsible for the day-to-day management of the Emerging Markets Corporate Bond Fund’s portfolio are listed below.

S. Kenneth Leech is Chief Investment Officer of Western Asset. As CIO, Mr. Leech leads Western Asset’s investment efforts and is responsible for the development and the coordination of firmwide investment strategies. Mr. Leech has been employed by Western Asset for 24 years. He attended the University of Pennsylvania’s Wharton School where he obtained three degrees. Mr. Leech’s 37 year money-management career has emphasized fixed-income strategy and interest rate analysis.

Keith J. Gardner is currently Co-Head of Emerging Markets Debt as of April 2014 and has been employed by Western Asset Management since 1994. Prior to that time, he served as a portfolio manager for Legg Mason, Inc. and T. Rowe Price Associates, Inc. for a combined total of eight years. He received his B.S. from the State University of New York at Binghamton. Mr. Gardner has 31 years of investment experience.

Chia-Liang Lian is currently Co-Head of Emerging Markets Debt and Co-Head of Investment Management, Asia (ex-Japan) as of April 2014 at Western Asset. Mr. Lian has 21 years of investment experience, having joined the Firm in 2011 after approximately six years with Pacific Investment Management Company (PIMCO), where he served as Head of Emerging Asia Portfolio Management. Mr. Lian also spent eight years as a sovereign debt strategist at JP Morgan Chase and Merrill Lynch, and four years at the Monetary Authority of Singapore (MAS) as a senior economist responsible for formulating exchange rate policy. He is based in Western Asset’s Singapore office, where he oversees the local investment team responsible for the Firm’s Asian

102	WisdomTree Trust Prospectus

debt. Under his leadership, Western Asset received Benchmark Magazine’s Best-In-Class House Award in Asia Fixed Income in 2012. Mr. Lian holds the Chartered Financial Analyst designation and has an undergraduate degree in Economics from the National University of Singapore where he graduated as part of the MAS scholars program.

In addition to Mr. Leech, the individual members of the investment team who are primarily responsible for the day-to-day management of the Strategic Corporate Bond Fund’s portfolio are listed below.

Ryan K. Brist has been the Head of U.S. Investment Grade Credit of Western Asset Management since 2009. Prior to that time, he served as the Chief Investment Officer and Portfolio Manager at Logan Circle Partners, L.P., and Chief Investment Officer/Senior Portfolio Manager at Delaware Investment Advisor for a combined total of nine years. Mr. Brist has 21 years of investment experience.

Michael C. Buchanan is the Head of Credit of Western Asset Management and has been employed as an investment professional with Western Asset Management during the past five years. Mr. Buchanan has 24 years of investment experience.

Paul Shuttleworth has been the Head of Non-U.S. Credit of Western Asset Management Company Limited since 2012. Prior to that time, he served as the Managing Director, Head of Sterling Fixed Income at BlackRock Inc. and Director, Sterling Fixed Income/Head of Pan European Credit at Merrill Lynch Investment Managers for a combined total of eleven years. Mr. Shuttleworth has 28 years of investment experience.

In addition to Mr. Leech, Christopher Orndorff is also primarily responsible for the day-to-day management of the Brazilian Real Strategy Fund’s portfolio.

Christopher Orndorff, CFA, specializes in alternative strategies at Western Asset. Mr. Orndorff joined Western Asset in 2010 as a Portfolio Manager after serving nearly 21 years as Managing Principal and Executive Committee Member at Payden & Rygel. Mr. Orndorff has attained the CFA designation. He received his B.A. from Miami University and holds an MBA from the University of Chicago’s Graduate School of Business.

In addition to Mr. Leech, Kazuto Doi is also primarily responsible for the day-to-day management of the Japan Interest Rate Strategy Fund’s portfolio.

Kazuto Doi currently serves as the head of the investment management team in Japan at Western Asset. In his current capacity, Mr. Doi heads up teams of investment professionals managing Japanese fixed-income, global fixed-income, and active currency strategies out of the Tokyo office. Mr. Doi joined Western Asset in 2005 as a result of the acquisition of Citigroup Asset Management (CAM) by Legg Mason. Mr. Doi has a bachelor of arts in economics from Kyoto University, and a master of science in finance from Boston College. He is also a chartered member of the Security Analysts Association of Japan.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real time” update of each Fund’s NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds, and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds, the Adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

WisdomTree Trust Prospectus	103

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Funds when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

Each of the Fixed Income Funds (except for the Japan Interest Rate Strategy Fund) intends to pay out dividends, if any, on a monthly basis. Nonetheless, each Fund may not make a dividend payment every month. The Bloomberg U.S. Dollar Bullish Fund, Brazilian Real Strategy Fund, Chinese Yuan Strategy Fund, Commodity Currency Strategy Fund, Emerging Currency Strategy Fund, and Indian Rupee Strategy Fund (together, the “Currency Strategy Funds”) and the Japan Interest Rate Strategy Fund intend to pay out dividends, if any, on an annual basis.

Each Fund intends to distribute its net realized capital gains to investors annually. The Funds occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error (for index-based Funds) and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

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Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund in which you invest makes distributions;

■	You sell shares of a Fund; and

■	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Since each Fund’s income is derived primarily from sources that do not pay dividends or from non-U.S. sources, it is not expected that a substantial portion of dividends paid by any Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to noncorporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund (or, in the case of Japan Interest Rate Strategy Fund, the WisdomTree Subsidiary) may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds

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paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest and other income received by a Fund or the WisdomTree Subsidiary with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Investment in the WisdomTree Subsidiary

One of the requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Code is that a Fund diversify its holdings so that, at the end of each quarter of its taxable year, not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships. It is not clear whether the Japan Interest Rate Strategy Fund could satisfy this requirement if it directly entered into investments generating short exposure to JGBs in amounts calculated to track the performance of the Index. As a result, some or all of the Japan Interest Rate Strategy Fund’s

106	WisdomTree Trust Prospectus

investments generating short exposure to JGBs will be held through the WisdomTree Subsidiary, and the Japan Interest Rate Strategy Fund intends to limit its investment in the WisdomTree Subsidiary to no more than 25% of the value of its total assets at the end of each quarter of its taxable year.

If the IRS were to determine, notwithstanding the use of the WisdomTree Subsidiary, that the Japan Interest Rate Strategy Fund had not met the diversification requirements under Subchapter M of the Code, and if such assertion were upheld, the Japan Interest Rate Strategy Fund might cease to qualify as a RIC or could be required to reduce its exposure to JGBs, which in turn could result in difficulty in implementing its investment strategy. If the Japan Interest Rate Strategy Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, its taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. If the Japan Interest Rate Strategy Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, the Japan Interest Rate Strategy Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Japan Interest Rate Strategy Fund may incur significant entity-level taxes and may be forced to dispose of certain assets. If the Japan Interest Rate Strategy Fund were to fail to qualify as a RIC for a period greater than two taxable years, it would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. A failure to qualify as a RIC could cause investors in the Japan Interest Rate Strategy Fund to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on its returns. In such event, the Japan Interest Rate Strategy Fund’s Board of Trustees may determine to reorganize or close the Japan Interest Rate Strategy Fund or materially change its investment objective and strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Japan Interest Rate Strategy Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the Japan Interest Rate Strategy Fund and/or the WisdomTree Subsidiary to operate as described in this Prospectus and could negatively affect the Japan Interest Rate Strategy Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the WisdomTree Subsidiary. If Cayman Islands law changes such that the WisdomTree Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Foreign Currency Investments by the Funds

As described above, each Fund intends to qualify as a regulated investment company as defined in Section 851 of the Code. One of the requirements that must be satisfied for a Fund to qualify as a regulated investment company is that at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future and that such regulations could have a negative impact on a Fund’s ability to qualify as a regulated investment company.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s net investment income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if such losses exceed other investment income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Distribution

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is Three

WisdomTree Trust Prospectus	107

Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter can be found at www.wisdomtree.com.

Additional Notices

Listing Exchange

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fixed Income Index Fund to track the total return performance of its underlying Index or the ability of its underlying Index to track the performance of their underlying securities. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of any Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any underlying Index or the data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of each Fund, owners of the shares, or any other person or entity from the use of the Fund’s underlying Index or the data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to a Fund’s underlying Index or the data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Funds

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes of the Fixed Income Index Funds to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying Indexes of the Fixed Income Index Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes of the Fixed Income Index Funds or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Barclays

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of the Barclays U.S. Aggregate Bond Negative Duration Fund or the Barclays U.S. Aggregate Bond Zero Duration Fund (together, the “Barclays Funds”) and Barclays has no responsibilities, obligations or duties to investors in the Barclays Funds. Barclays and the Barclays Indexes are trademarks owned by Barclays Bank PLC and licensed for use by WisdomTree with respect to WisdomTree Trust as the Issuer of the Barclays Funds. Barclays only relationship with the Issuer in respect of the Barclays Indexes is the licensing of the Barclays Indexes, which are determined, composed and calculated by Barclays without regard to the Issuer of the Barclays Funds or the owners of the Barclays Funds. Additionally, WisdomTree may for itself execute transaction(s) with Barclays in or relating to the Barclays Indexes in connection with the Barclays Funds that investors acquire from WisdomTree Trust, and investors in the Barclays Funds neither acquire any interest in the Barclays Indexes nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in the Barclays Funds. The Barclays Funds are not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the Barclays Funds or the advisability of investing in securities generally or the ability of the Barclays Indexes to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the Barclays Funds with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Barclays Funds to be issued. Barclays has no obligation to

108	WisdomTree Trust Prospectus

take the needs of the Issuer or the owners of the Barclays Funds or any other third party into consideration in determining, composing or calculating the Barclays Indexes. Barclays has no obligation or liability in connection with administration, marketing or trading of the Barclays Funds.

The licensing agreement between WisdomTree and Barclays is solely for the benefit of WisdomTree and Barclays and not for the benefit of the owners of the Barclays Funds or their investors.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BARCLAYS INDEXES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BARCLAYS INDEXES. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARCLAYS INDEXES OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARCLAYS INDEXES OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS INDEXES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS INDEXES. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BARCLAYS INDEXES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BARCLAYS FUNDS.

None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

BofA Merrill Lynch

The WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund and the WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (together, the “Products”) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). BofA Merrill Lynch has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Products, nor makes any representation or warranty, express or implied, to the owners of Products or any member of the public regarding the Products or the advisability of investing in the Products, particularly the ability of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index or the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (together, the “Indexes”) to track performance of any market or strategy. BofA Merrill Lynch’s only relationship to WisdomTree (“Licensee”) is the licensing of certain trademarks and trade names and the Indexes or components thereof. The Indexes are determined, composed and calculated by BofA Merrill Lynch without regard to the Licensee or the Products or their holders. BofA Merrill Lynch has no obligation to take the needs of the Licensee or the holders of the Products into consideration in determining, composing or calculating the Indexes. BofA Merrill Lynch is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Products to be issued or in the determination or calculation of the equation by which the Products are to be priced, sold, purchased, or redeemed. BofA Merrill Lynch has no obligation or liability in connection with the administration, marketing, or trading of the Products.

BOFA MERRILL LYNCH DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, HOLDERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, INCIDENTAL, CONSEQUENTIAL DAMAGES, OR LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WisdomTree Trust Prospectus	109

“BofA Merrill Lynch”, the “BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index” and the “BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index” are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by WisdomTree.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDEXES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCTS (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

110	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$25.12
Investment operations:
Net investment loss[1]	(0.08)
Net realized and unrealized gain	0.07
Total from investment operations	(0.01)
Net asset value, end of period	$25.11

TOTAL RETURN[2]	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,245
Ratios to average net assets of:
Expenses	0.51%[3,5]
Net investment loss	(0.48)%[3]
Portfolio turnover rate[4]	0%

WisdomTree Brazilian Real Strategy Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of year	$16.83	$18.81	$28.99	$27.65	$24.47
Investment operations:
Net investment loss[1]	(0.07)	(0.07)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	2.72	(1.91)	(4.36)	4.68	3.53
Total from investment operations	2.65	(1.98)	(4.45)	4.58	3.46
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	(0.02)
Capital gains	—	—	(5.73)	(3.24)	(0.26)
Total dividends and distributions to shareholders	—	—	(5.73)	(3.24)	(0.28)
Net asset value, end of year	$19.48	$16.83	$18.81	$28.99	$27.65

TOTAL RETURN[2]	15.75%	(10.53)%	(16.14)%	17.98%	14.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,163	$40,397	$63,942	$481,253	$221,177
Ratios to average net assets of:
Expenses	0.46%[6]	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.40)%	(0.39)%	(0.38)%	(0.36)%	(0.28)%
Portfolio turnover rate[4]	0%	0%	0%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[6]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.45%.

WisdomTree Trust Prospectus	111

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of year	$26.22	$25.22	$25.81	$24.84	$25.31
Investment operations:
Net investment income (loss)[1]	(0.03)	0.00 [2]	(0.06)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	0.20	1.20	0.02	1.21	(0.40)
Total from investment operations	0.17	1.20	(0.04)	1.12	(0.47)
Dividends and distributions to shareholders:
Net investment income	(0.21)	—	—	—	—
Capital gains	(0.83)	(0.20)	(0.55)	(0.15)	—
Total dividends and distributions to shareholders	(1.04)	(0.20)	(0.55)	(0.15)	—
Net asset value, end of year	$25.35	$26.22	$25.22	$25.81	$24.84

TOTAL RETURN[3]	0.63%	4.78%	(0.15)%	4.50%	(1.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$152,119	$215,015	$267,383	$567,883	$586,278
Ratios to average net assets of:
Expenses	0.46%[6]	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.11)%	0.02%	(0.22)%	(0.34)%	(0.28)%
Portfolio turnover rate[4]	0%	0%	0%	0%	8%

WisdomTree Commodity Currency Strategy Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period	$19.68	$20.93	$27.78	$25.10
Investment operations:
Net investment loss[1]	(0.11)	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	0.53	(1.15)	(1.68)	2.90
Total from investment operations	0.42	(1.25)	(1.79)	2.77
Distributions to shareholders:
Capital gains	—	—	(5.06)	(0.09)
Net asset value, end of period	$20.10	$19.68	$20.93	$27.78

TOTAL RETURN[3]	2.13%	(5.97)%	(5.75)%	11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,059	$15,747	$25,116	$80,560
Ratios to average net assets of:
Expenses	0.56%[6]	0.55%	0.55%	0.55%[5]
Net investment loss	(0.53)%	(0.48)%	(0.48)%	(0.46)%[5]
Portfolio turnover rate[4]	0%	0%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]	Annualized.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Chinese Yuan Strategy Fund and 0.55% for the WisdomTree Commodity Currency Strategy Fund.

112	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of year	$19.66	$20.33	$22.87	$21.89	$21.22
Investment operations:
Net investment loss[1]	(0.11)	(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.88	(0.57)	(1.38)	1.92	0.94
Total from investment operations	0.77	(0.67)	(1.48)	1.82	0.85
Distributions to shareholders:
Capital gains	—	—	(1.06)	(0.84)	(0.18)
Net asset value, end of year	$20.43	$19.66	$20.33	$22.87	$21.89

TOTAL RETURN[2]	3.92%	(3.30)%	(6.36)%	8.44%	4.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$102,148	$192,628	$274,521	$585,411	$337,106
Ratios to average net assets of:
Expenses	0.56%[4]	0.55%	0.55%	0.55%	0.55%
Net investment loss	(0.53)%	(0.48)%	(0.47)%	(0.46)%	(0.39)%
Portfolio turnover rate[3]	0%	0%	0%	0%	0%

WisdomTree Indian Rupee Strategy Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of year	$17.91	$20.30	$26.78	$25.10	$23.79
Investment operations:
Net investment loss[1]	(0.09)	(0.08)	(0.08)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	3.57	(2.31)	(3.12)	2.06	1.39
Total from investment operations	3.48	(2.39)	(3.20)	1.97	1.31
Distributions to shareholders:
Capital gains	—	—	(3.28)	(0.29)	—
Net asset value, end of year	$21.39	$17.91	$20.30	$26.78	$25.10

TOTAL RETURN[2]	19.43%	(11.77)%	(11.93)%	7.86%	5.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$25,663	$32,230	$18,273	$24,104	$22,586
Ratios to average net assets of:
Expenses	0.46%[4]	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.43)%	(0.39)%	(0.37)%	(0.34)%	(0.29)%
Portfolio turnover rate[3]	0%	0%	0%	0%	0%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[3]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Emerging Currency Strategy Fund and 0.45% for the WisdomTree Indian Rupee Strategy Fund.

WisdomTree Trust Prospectus	113

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period	$47.41	$51.57	$53.23	$49.85
Investment operations:
Net investment income[1]	1.15	1.20	1.29	0.60
Net realized and unrealized gain (loss)	2.00	(3.74)	(2.37)	3.21
Total from investment operations	3.15	(2.54)	(1.08)	3.81
Dividends and distributions to shareholders:
Net investment income	(0.47)	(1.34)	(0.58)	(0.43)
Capital gains	—	(0.28)	—	—
Return of capital	(0.16)	—	—	—
Total dividends and distributions to shareholders	(0.63)	(1.62)	(0.58)	(0.43)
Net asset value, end of period	$49.93	$47.41	$51.57	$53.23

TOTAL RETURN[2]	6.69%	(5.14)%	(2.00)%	7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$339,553	$493,089	$422,871	$660,086
Ratios to average net assets of:
Expenses	0.56%[6]	0.55%	0.55%	0.55%[3]
Net investment income	2.36%	2.34%	2.51%	2.52%[3]
Portfolio turnover rate[4]	62%	52%	62%	0%

WisdomTree Australia & New Zealand Debt Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[5]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of year	$19.44	$22.54	$26.31	$22.24	$23.68
Investment operations:
Net investment income (loss)[1]	0.64	0.72	0.67	(0.08)	(0.07)
Net realized and unrealized gain (loss)	1.46	(3.22)	(0.70)	5.40	1.08
Total from investment operations	2.10	(2.50)	(0.03)	5.32	1.01
Dividends and distributions to shareholders:
Net investment income	(0.24)	(0.47)	(0.69)	—	—
Capital gains	—	—	(3.05)	(1.25)	(2.45)
Return of capital	(0.05)	(0.13)	—	—	—
Total dividends and distributions to shareholders	(0.29)	(0.60)	(3.74)	(1.25)	(2.45)
Net asset value, end of year	$21.25	$19.44	$22.54	$26.31	$22.24

TOTAL RETURN[2]	10.91%	(11.42)%	0.76%	24.85%	4.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$33,998	$40,831	$45,079	$52,614	$17,790
Ratios to average net assets of:
Expenses	0.46%[6]	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.13%	3.29%	2.99%	(0.35)%	(0.30)%
Portfolio turnover rate[4]	27%	42%	9%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Asia Local Debt Fund and 0.45% for the WisdomTree Australia & New Zealand Debt Fund.

114	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$50.05
Investment operations:
Net investment income[1]	0.51
Net realized and unrealized loss	(3.30)
Total from investment operations	(2.79)
Dividends to shareholders:
Net investment income	(0.61)
Net asset value, end of period	$46.65

TOTAL RETURN[2]	(5.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,665
Ratios to average net assets of:
Expenses	0.29%[3,6]
Net investment income	1.48%[3]
Portfolio turnover rate[4,5]	257%

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$49.98
Investment operations:
Net investment income[1]	0.54
Net realized and unrealized loss	(0.11)
Total from investment operations	0.43
Dividends to shareholders:
Net investment income	(0.63)
Net asset value, end of period	$49.78

TOTAL RETURN[2]	0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,978
Ratios to average net assets of:
Expenses	0.24%[3,6]
Net investment income	1.52%[3]
Portfolio turnover rate[4,5]	243%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]

The portfolio turnover rates excluding TBA roll transactions for the period ended August 31, 2014 were 96% and 87% for WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund and WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, respectively.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.28% for the WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund and 0.23% for the WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund.

WisdomTree Trust Prospectus	115

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg Floating Rate Treasury Fund	For the Period February 4, 2014* through August 31, 2014
Net asset value, beginning of period	$25.00
Investment operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.00[2]
Total from investment operations	(0.01)
Net asset value, end of period	$24.99

TOTAL RETURN[3]	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,499
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%[4]
Expenses, prior to expense waivers	0.20%[4]
Net investment loss	(0.06)%[4]
Portfolio turnover rate[5]	65%

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$25.02
Investment operations:
Net investment income[1]	0.56
Net realized and unrealized loss	(1.96)
Total from investment operations	(1.40)
Dividends to shareholders:
Net investment income	(0.63)
Net asset value, end of period	$22.99

TOTAL RETURN[3]	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,597
Ratios to average net assets of:
Expenses	0.49%[4,6]
Net investment income	3.28%[4]
Portfolio turnover rate[5]	182%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Bloomberg Floating Rate Treasury Fund.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.48%.

116	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$24.99
Investment operations:
Net investment income[1]	0.58
Net realized and unrealized loss	(0.08)
Total from investment operations	0.50
Dividends to shareholders:
Net investment income	(0.63)
Net asset value, end of period	$24.86

TOTAL RETURN[2]	1.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,916
Ratios to average net assets of:
Expenses	0.44%[3,5]
Net investment income	3.30%[3]
Portfolio turnover rate[4]	131%

WisdomTree Emerging Markets Corporate Bond Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Period March 8, 2012* through August 31, 2012
Net asset value, beginning of period	$72.97	$77.63	$75.03
Investment operations:
Net investment income[1]	3.47	3.29	1.63
Net realized and unrealized gain (loss)	5.56	(4.69)	2.54
Total from investment operations	9.03	(1.40)	4.17
Dividends and distributions to shareholders:
Net investment income	(3.45)	(3.26)	(1.57)
Capital gains	(0.73)	—	—
Total dividends and distributions to shareholders	(4.18)	(3.26)	(1.57)
Net asset value, end of period	$77.82	$72.97	$77.63

TOTAL RETURN[2]	12.71%	(2.00)%	5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$116,737	$116,746	$62,103
Ratios to average net assets of:
Expenses	0.61%[6]	0.60%	0.60%[3]
Net investment income	4.59%	4.22%	4.47%[3]
Portfolio turnover rate[4]	40%	37%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.43%.

[6]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.60%.

WisdomTree Trust Prospectus	117

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period August 9, 2010* through August 31, 2010
Net asset value, beginning of period	$45.93	$51.16	$53.83	$50.08	$50.23
Investment operations:
Net investment income[1]	2.26	2.22	2.41	2.40	0.10
Net realized and unrealized gain (loss)	0.64	(5.29)	(3.26)	3.79	(0.25)
Total from investment operations	2.90	(3.07)	(0.85)	6.19	(0.15)
Dividends and distributions to shareholders:
Net investment income	(1.02)	(2.01)	(1.77)	(2.44)	—
Capital gains	(0.14)	(0.15)	(0.05)	—	—
Return of capital	(0.54)	—	—	—	—
Total dividends and distributions to shareholders	(1.70)	(2.16)	(1.82)	(2.44)	—
Net asset value, end of period	$47.13	$45.93	$51.16	$53.83	$50.08

TOTAL RETURN[2]	6.43%	(6.41)%	(1.45)%	12.64%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$838,859	$1,442,209	$1,197,084	$1,415,705	$195,319
Ratios to average net assets of:
Expenses	0.56%[6]	0.55%	0.55%	0.55%	0.55%[3]
Net investment income	4.84%	4.31%	4.76%	4.65%	3.31%[3]
Portfolio turnover rate[4]	78%	57%	43%	30%	0%

WisdomTree Euro Debt Fund	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[5]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of year	$22.06	$21.62	$23.32	$20.54	$23.19
Investment operations:
Net investment income (loss)[1]	0.36	0.34	0.35	0.05	(0.01)
Net realized and unrealized gain (loss)	1.36	0.61	(1.61)	2.73	(2.64)
Total from investment operations	1.72	0.95	(1.26)	2.78	(2.65)
Dividends and distributions to shareholders:
Net investment income	(0.39)	(0.31)	(0.44)	—	—
Capital gains	(0.08)	(0.20)	—	—	—
Total dividends and distributions to shareholders	(0.47)	(0.51)	(0.44)	—	—
Net asset value, end of year	$23.31	$22.06	$21.62	$23.32	$20.54

TOTAL RETURN[2]	7.85%	4.37%	(5.37)%	13.53%	(11.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$4,662	$4,411	$6,486	$5,246	$12,836
Ratios to average net assets of:
Expenses	0.36%[6]	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.54%	1.51%	1.63%	0.21%	(0.03)%
Portfolio turnover rate[4]	31%	3%	26%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]	The information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the annualized expense ratio would have been 0.55% for the WisdomTree Emerging Markets Local Debt Fund and 0.35% for the WisdomTree Euro Debt Fund.

118	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Strategy and Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Interest Rate Strategy Fund (consolidated)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$49.94
Investment operations:
Net investment loss[1]	(0.16)
Net realized and unrealized loss	(0.84)
Total from investment operations	(1.00)
Net asset value, end of period	$48.94

TOTAL RETURN[2]	(2.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,894
Ratios to average net assets of:
Expenses	0.51%[3,5]
Net investment loss	(0.47)%[3]
Portfolio turnover rate[4]	0%

WisdomTree Strategic Corporate Bond Fund	For the Year Ended August 31, 2014	For the Period January 31, 2013* through August 31, 2013
Net asset value, beginning of period	$72.78	$74.76
Investment operations:
Net investment income[1]	2.49	1.37
Net realized and unrealized gain (loss)	3.81	(2.08)
Total from investment operations	6.30	(0.71)
Dividends and distributions to shareholders:
Net investment income	(2.64)	(1.27)
Capital gains	(0.34)	—
Total dividends and distributions to shareholders	(2.98)	(1.27)
Net asset value, end of period	$76.10	$72.78

TOTAL RETURN[2]	8.81%	(0.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,610	$14,555
Ratios to average net assets of:
Expenses, net of expense waivers	0.46%[6]	0.45%[3]
Expenses, prior to expense waivers	0.51%[6]	0.50%[3]
Net investment income	3.34%	3.18%[3]
Portfolio turnover rate[4]	36%	5%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Strategic Corporate Bond Fund.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.45% and the expense ratio (prior to expense waivers) would have been 0.50%.

WisdomTree Trust Prospectus	119

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. – 6:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2015 WisdomTree Trust

WisdomTree Funds are distributed by

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

“WisdomTree” is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-001-0615

PROSPECTUS

January 1, 2015

as revised June 30, 2015

Alternative Funds

WisdomTree Trust

WisdomTree Alternative Funds

Managed Futures Strategy Fund (WDTI)

Global Real Return Fund (RRF)

Principal U.S. Listing Exchange: NYSE Arca, Inc.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Managed Futures Strategy Fund

Investment Objective

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses*	0.95%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the Diversified Trends IndicatorTM (the “Benchmark”). The Benchmark is a widely used indicator designed to capture the economic benefit derived from rising or declining price trends in the markets for commodity, currency and U.S. Treasury futures.

The Benchmark and Fund consist of ten commodity sectors (Energy, Grains, Precious Metals, Industrial Metals, Livestock, Natural Gas, Coffee, Cocoa, Cotton, and Sugar) and eight financial sectors (the Australian dollar, British pound, Canadian dollar, euro, Japanese yen, Swiss franc, U.S. Treasury notes and U.S. Treasury bonds) (each, a “Sector”). When the Energy Sector is “long” (as described below), the Fund’s exposure will be weighted evenly between commodities and financials (approximately 50% each). When the Energy Sector is “flat” (as described below), the Fund’s exposure will be weighted approximately 60% to financials and approximately 40% to commodities. Subject to the above limitations, a “Base Weight” for each Sector is set depending on whether the Energy Sector is long or flat. Commodity sectors that have higher historical production levels, and financial sectors from countries with higher Gross Domestic Product (“GDP”), have a higher Base Weight in the Benchmark and Fund. The weight of each Sector fluctuates intra-month based on the return of each Sector, but each Sector is reset back to its Base Weight at the end of each month and year.

The Fund invests substantially all of its assets in a combination of commodity and currency-linked investments, U.S. government securities and money market instruments whose collective performance is designed to correspond to the

2	WisdomTree Trust Prospectus

performance of the Benchmark. The Fund’s commodity- and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and non-U.S. currency returns. The Fund will invest in listed U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund attempts to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes of commodity, currency and U.S. Treasury futures. In an attempt to capture these trends, the Fund’s investments are positioned as either “long” or “short” (with the exception of the Energy Sector). To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. On a monthly basis, each Sector’s returns are compared to its recent weighted moving average monthly returns. If the monthly return is higher than the moving average returns, the Sector is positioned as “long” throughout the following month. If the Sector’s returns are below its moving average returns, the Sector is positioned as “short” (with the exception of the Energy Sector, which would be “flat”). The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The Energy Sector is positioned as either long or flat; it is never short. When the Energy Sector is flat, the Fund will not have any exposure to the Energy Sector and it will allocate a higher percentage of its investments to other Sectors within the Benchmark. The Fund generally does not make intra-month adjustments to its portfolio or the direction of its long and short positions. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may have a higher or lower exposure to any Sector or component within the Benchmark at any time. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the components of the Benchmark (e.g., gold, crude oil) will be considered a separate industry. Neither the Fund nor the Benchmark is leveraged.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency -linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described herein. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

WisdomTree Trust Prospectus	3

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Benchmark Risk. The Benchmark is entirely model-based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark and the Fund will take both long and short positions and should not be used as proxies for taking long-only positions. The Benchmark and Fund could lose significant value during periods when long-only indexes rise. Similarly, the Benchmark and Fund are not a substitute for short-only positions. The Benchmark does not make intra-month adjustments. As a result, the Fund generally will not make intra-month adjustments to the positions it established at the end of the prior month. As a result, the Benchmark and Fund are subject to substantial losses if the market moves against the established positions on an intra-month basis. The Benchmark is based on historical price trends. There can be no assurance that such trends will be reflected in future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the Benchmark and the Fund may suffer significant losses. The Benchmark is based on the price of futures contracts. Futures contracts reflect the expected future value of a commodity, currency or Treasury security. The Benchmark and Fund do not reflect “spot” prices. Spot prices reflect immediate delivery value, not expected future value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund currently invests a relatively large percentage of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

4	WisdomTree Trust Prospectus

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Short Sales Risk. The Fund may engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Tax Risk. The Fund expects to obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a regulated investment company. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. Failure to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

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Volatility Risk. The Fund and its underlying Benchmark are designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Benchmark and the Fund.

WisdomTree Trust Prospectus	5

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the Diversified Trends Indicator, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 5.04%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	2.23%	1Q/2013
Lowest Return	(7.96)%	2Q/2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Managed Futures Strategy Fund	1 Year	Since Inception (1-5-2011)
Return Before Taxes Based on NAV	2.75%	(5.65)%
Return After Taxes on Distributions	2.75%	(5.76)%
Return After Taxes on Distributions and Sale of Fund Shares	1.56%	(4.22)%
Diversified Trends Indicator (Reflects no deduction for fees, expenses or taxes)	3.95%	(4.54)%

6	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

Vassilis Dagioglu, a Managing Director, Asset Allocation group, has been a portfolio manager of the Fund since its inception.

James Stavena, a Managing Director, Asset Allocation group, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for money market securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus	7

WisdomTree Global Real Return Fund

Investment Objective

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses*,**	0.65%
*	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.
**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to provide protection against inflation and to generate income. “Inflation” is defined as an increase in the general price level of goods and services over time. The Fund invests in a combination of inflation-linked securities and debt instruments from issuers in the United States, developed markets and emerging markets throughout the world. Under normal circumstances, at least 40% of the Fund’s assets will be invested in securities issued by, or in financial instruments that provide exposure to, non-U.S. issuers, which may include foreign currencies. The Fund may invest in issuers of any size. The Fund has targeted exposure to commodities and employs commodity strategies structured to provide returns that exceed inflation rates. The Fund may also invest in equities, particularly those viewed as potentially being sensitive to inflation or that otherwise provide exposure to commodities. The Fund is managed using an investment approach that considers, among other things, country and currency exposure, sector allocation, investment exposure, and risk.

Investments in Inflation-Linked Bonds and Other Fixed Income Securities. As noted above, the Fund invests in fixed income securities and other instruments linked to inflation rates in the U.S. and in developed and emerging market countries throughout the world. The Fund’s U.S. investments are focused on inflation-protected securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”), and floating-rate securities. Outside the U.S., the Fund seeks broad-based exposure to both developed

8	WisdomTree Trust Prospectus

and emerging economies. The Fund focuses its investments outside the U.S. in countries that are leading exporters of commodities, such as Australia, Brazil, Canada, Chile, France, Mexico, South Africa and Thailand, and may also invest in other countries to seek broader exposure across developed and emerging markets. The countries in which the Fund invests may change from time to time based on market and other conditions. Country, sector and issuer exposure and risk are reviewed on an ongoing basis and the Fund’s portfolio is rebalanced quarterly. The Fund’s exposure to any single non-U.S. currency generally is limited to 10% of the Fund’s assets.

The Fund intends to focus its investments in inflation-linked bonds and other debt instruments issued by governments, government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, and other regional development banks. The Fund may also invest in debt securities issued by corporations. Inflation-linked bonds are structured to provide protection against inflation by preserving purchasing power. In a typical inflation-linked bond, the principal amount of the bond and the cash flow generated by the bond (i.e., interest) are adjusted upward in response to increases in inflation rates. The U.S. Consumer Price Index, or CPI, is a commonly used measure of U.S. inflation rates. Bonds tied to inflation rates outside the U.S. generally are linked to regional or country measures comparable to the CPI that measure inflation rates in non-U.S. markets. As inflation rises, upward adjustments to the principal amount or income paid on the bond increase the value of the bond and help preserve purchasing power in response to inflation. Conversely, some types of inflation-linked bonds may be adjusted downward in response to deflation (i.e., a decrease in the prices of goods and services over time).

The Fund may invest in floating- and variable-rate bonds. Floating- and variable-rate bonds are bonds that have a variable payment feature tied to a reference rate, such as the federal funds rate or the London Interbank Offering Rate (“LIBOR”). Floating- and variable-rate bonds generally are less sensitive to interest rate increases because when market rates rise, the payments made by such bonds increase. Conversely, a decrease in market interest rates will adversely affect the income received from such securities and may cause the value of such bonds to decrease.

The Fund may invest in derivatives such as swaps, forward currency contracts, and futures contracts designed to provide protection from changes in inflation rates. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed today (the futures prices or the strike price) with delivery occurring at a specified future date. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The average duration of the fixed income portion of the Fund’s portfolio will vary based on economic fundamentals and market conditions. During most scenarios, fixed income portfolio duration will not exceed 10 years. Duration is an important indication of the Fund’s sensitivity to changes in interest rates. While the Fund intends to invest a relatively large percentage of its assets in “investment grade” securities, the Fund also may invest in “non-investment grade” securities (commonly referred to as “junk bonds”). Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

While inflation-linked securities offer protection against inflation, they are sensitive to changes in “real interest rates.” Real interest rates are interest rates that have been adjusted to remove the cost of inflation. Protracted increases in real interest rates would likely have a negative impact on the value of inflation-linked securities and the value of the Fund. The Fund may purchase or sell futures contracts on U.S. Treasury securities or other U.S. government or non-U.S. government obligations to help minimize this risk.

The Fund may invest a portion of its assets in fixed income securities that are not linked to inflation, such as U.S. government obligations. The Fund also may invest in money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents.

Investments in Commodities and Other Instruments. The Fund intends to have targeted exposure to commodities and commodity strategies. Within these strategies, the Fund may take or gain exposure to “long” or “short” positions in commodities and related instruments. To be “long” means to hold or be exposed to a commodity or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a commodity or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a commodity or instrument that increases in value or a

WisdomTree Trust Prospectus	9

short position in a commodity or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a commodity or instrument that declines in value and a short position in a commodity or instrument that increases in value.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Code. The WisdomTree Subsidiary intends to achieve exposure to commodities through listed commodity futures, but may also use other instruments such as commodity index swaps and structured notes that provide commodity returns. A listed commodity future is a financial instrument in which a party agrees to pay a fixed price for a designated commodity at a specified future date. Listed commodity futures are traded at market prices on exchanges pursuant to terms common to all market participants. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Investments in Equities. The Fund may invest in equities, particularly those viewed as potentially being sensitive to inflation or that otherwise provide exposure to commodities. Investments in equities may include exchange traded products (“ETPs”), such as exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including exchange traded funds advised by the Fund’s investment adviser.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of commodities, currencies, fixed income securities, equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions, may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

10	WisdomTree Trust Prospectus

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Currency Exchange Rate Risk. The Fund currently invests a relatively large percentage of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Deflation Risk. The Fund currently invests a relatively large percentage of its assets in inflation-linked securities and instruments that provide similar exposure. In the event of a general decline in commodity and consumer prices, commonly referred to as “deflation,” these securities may lose value and have an adverse effect on Fund performance.

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Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Emerging Markets Risk. The Fund may have exposure to emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Exchange Traded Product Risk. The Fund is subject to the same risks associated with the securities held by ETPs in which the Fund may invest. Such ETPs may not achieve their investment goals or may not be available for investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETPs in addition to the Fund’s direct fees and expenses.

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Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability and may be heightened in connection with investments in developing or emerging countries.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as “junk bonds”, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Income Fluctuation Risk. The Fund’s periodic income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. The Fund’s income may decline during periods of deflation or due to changes in expectations concerning the rate of inflation. In deflationary environments, the principal and income of an inflation-protected security will decline and could result in losses for the Fund.

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Inflation Risk. An increase in the principal amount of an inflation-linked bond will be considered taxable ordinary income, even though investors do not receive the increased principal until maturity. As a result, in certain circumstances, the Fund may be required to make annual distributions to shareholders that exceed the cash received by the Fund on its investments. This may cause the Fund to liquidate investments when it might not be advantageous to do so and may have negative tax consequences.

WisdomTree Trust Prospectus	11

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Non-U.S. Markets Risk. The Fund may invest in bonds and other instruments issued by non-U.S. governments or that track non-U.S. interest or inflation rates. Foreign markets are generally less liquid and can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

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Short Sales Risk. The Fund may engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

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Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Tax Risk. The Fund expects to obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a regulated investment company. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. Failure to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

12	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the BofA Merrill Lynch Global Diversified Inflation-Linked Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2014 was 1.20%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.13%	3Q/2012
Lowest Return	(6.88)%	2Q/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2013

WisdomTree Global Real Return Fund	1 Year	Since Inception (7-14-2011)
Return Before Taxes Based on NAV	(5.20)%	(2.26)%
Return After Taxes on Distributions	(5.65)%	(2.80)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.91)%	(1.90)%
BofA Merrill Lynch Global Diversified Inflation-Linked Index (Reflects no deduction for fees, expenses or taxes)	(5.97)%	1.56%
BofA Merrill Lynch Global Diversified Inflation-Linked Index – Hedged USD (Reflects no deduction for fees, expenses or taxes)	(5.73)%	2.95%

WisdomTree Trust Prospectus	13

Management

Investment Adviser and Sub-Advisers

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd. in Singapore serve as the sub-advisers to the Fund.

Portfolio Managers

S. Kenneth Leech, Chief Investment Officer, has been a portfolio manager of the Fund since June 2014.

Christopher Orndorff, CFA, a portfolio manager, has been a portfolio manager of the Fund since June 2014.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or an amount of cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

14	WisdomTree Trust Prospectus

Additional Information About the Funds

Additional Investment Objective Information. Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

Additional Information About the Funds’ Strategies. Unlike the Funds, the WisdomTree Subsidiaries are not investment companies registered under the 1940 Act, and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Funds. The WisdomTree Subsidiaries, however, are required to invest in commodity-linked derivatives in a manner consistent with the terms of their private letter rulings and certain provisions of the 1940 Act. The WisdomTree Subsidiaries are otherwise subject to the same general investment policies and investment restrictions as the Funds.

The Funds may invest in a variety of swap agreements, including interest rate swaps, inflation-linked swaps, total return swaps, currency swaps, and commodity index swaps. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. An inflation-linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at a future date. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. A commodity index swap is an agreement between two parties to exchange cash flows or returns (or differences in return) on a commodity index.

Temporary Defensive Strategies. Each Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political, or other conditions. Each Fund also may “hedge” or minimize its exposure to one or more foreign currencies in response to such conditions. In the event that a Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Other Investment Information. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however, a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

Additional Information About the Managed Futures Strategy Fund’s Investment Strategy. The Fund intends to achieve its investment objective using a combination of listed futures contracts, forward currency contracts and swap transactions that provide exposure to the commodity and financial futures in the Benchmark. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Listed futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap agreement is an agreement between two parties to exchange cash flows or returns (or differences in return) on a reference instrument, such as a commodity or currency, according to agreed-upon terms. The Fund also may invest in structured notes based on commodities and non-U.S. currencies. A structured note is a debt instrument the return on which is tied to a reference asset or rate, such as a commodity, commodity index, or currency exchange rate. In addition, the Fund will invest in U.S. government securities and money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents, in order to collateralize its derivatives investments or for other purposes. A repurchase agreement is a transaction where a party purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities or obligations. The Fund generally expects to maintain an average portfolio maturity of 90 days or less on its investments in money market instruments. The Fund is managed using a strategy designed to provide returns that correspond to the performance of the Benchmark. The Benchmark is a rules-based indicator designed to capture rising or falling price trends in the commodity, currency and U.S. Treasury markets through long and short positions on U.S.-listed futures contracts. The Benchmark consists of U.S.-listed futures contracts on 16 tangible commodities and 8 financial futures. The 16 commodity futures contracts are: light crude oil, natural gas, RBOB gas, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean

WisdomTree Trust Prospectus	15

hogs, coffee, cocoa, cotton and sugar. The 8 financial futures contracts are: the Australian dollar, British pound, Canadian dollar, euro, Japanese yen, Swiss franc, U.S. Treasury notes and U.S. Treasury bonds. Each contract is sometimes referred to as a “Component” of the Benchmark.

Components that are similar in nature (such as gold and silver) are aggregated into “Sectors.” There are ten commodity Sectors in the Benchmark: Energy, Grains, Precious Metals, Industrial Metals, Livestock, Natural Gas, Coffee, Cocoa, Cotton, and Sugar. Each financial futures contract is considered to be its own Sector. As a result, there are eight financial Sectors in the Benchmark: the Australian dollar, British pound, Canadian dollar, euro, Japanese yen, Swiss franc, U.S. Treasury notes and U.S. Treasury bonds.

In order to capture both rising and falling price trends, each Sector in the Benchmark (other than the Energy Sector) is positioned as either “long” or “short” (the Energy Sector is positioned as either “long” or “flat” (i.e., no exposure)). This determination is made on a monthly basis using an algorithm that compares the Sector’s monthly return to the Sector’s recent weighted moving average monthly returns. If the Sector’s returns are above its moving average returns the Sector is positioned as “long” throughout the following month. If the Sector’s returns are below its moving average returns the Sector is positioned as “short” throughout the following month (with the sole exception of the Energy Sector, which would be positioned as “flat”). All Components within a Sector are held in the same direction. The value of a Sector and the value of the Benchmark should increase if a long position increases in value or if a short position decreases in value. For example, if a Sector is long and the value of its Components goes up intra-month, the return of the Sector (and therefore the Benchmark) should increase. If a Sector is short, and the value of its Components goes down intra-month, the return of the Sector (and therefore the Benchmark) should increase.

The Energy Sector and its Components may never be positioned short within the Benchmark. The Benchmark’s methodology provides that, due to significant levels of continuous consumption, limited reserves and other factors, the Energy Sector can only be long or flat (i.e., no exposure) within the Benchmark. If the Energy Sector is flat then the weighting of the other Sectors and Components within the Benchmark is increased on a pro-rata basis. As a result, when the Energy Sector is flat, financial futures will represent approximately 60% of the weight of the Benchmark, and commodities will represent approximately 40% of the weight of the Benchmark. When the Energy Sector is long, financial futures and commodity futures each represent 50% of the weight of the Benchmark.

At the beginning of each year and month, the Benchmark is weighted in one of two ways. If the Energy Sector is long, the Benchmark is weighted evenly (i.e., 50/50) between commodity futures contracts and financial futures contracts. If the Energy Sector is flat, financial futures represent approximately 60% of the weight of the Benchmark, and commodity futures represent approximately 40% of the Benchmark. At the beginning of each year, each Component and Sector has a “Base Weight” depending on whether the Energy Sector is long or flat. If the Energy Sector is flat then the Base Weight of the other Sectors and Components within the Benchmark is increased on a pro-rata basis. Commodity Sector weights are based on, but not exactly proportional to, historical world production levels. Commodity Sectors that have higher historical production levels are weighted higher in the Benchmark. Weightings of the financial futures Sectors are based on, but not directly proportional to, historical gross domestic product (“GDP”). Larger economic regions (i.e., Europe as measured by the euro) should get a higher weighting than smaller regions (i.e., Australia as measured by the Australian dollar).

The weight of each Component and Sector in the Benchmark changes throughout each month based upon performance. At the end of each month, each Sector is reset back to its applicable Base Weight depending on whether the Energy Sector is long or flat. Within Sectors that have multiple Components, the weight of each Component relative to the others is allowed to fluctuate throughout the year, and Component weights are reset back to their respective Base Weights only at year-end.

Benchmark Risk. The Benchmark is entirely model based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark is based, in part, on historical price trends. There can be no assurance that such trends will be reflected in future market movements.

The Benchmark and the Fund are not proxies for taking long positions. The Benchmark and the Fund take both long and short positions and are not substitutes for taking long positions. This is in contrast to traditional “all long” indices and funds which could be expected to increase and decrease in value in direct correlation to increases or decreases in global supply and demand, inflation and other factors affecting the price of the commodities and currencies on which they are based. The Benchmark and Fund could lose significant value during periods when markets rise.

The Benchmark and the Fund are not proxies for taking short positions. The Benchmark and the Fund take both long and short positions and are not substitutes for taking short positions. The Benchmark and Fund could lose significant value during periods when markets decline.

The Benchmark and the Fund are not proxies for “spot” price investments. The Benchmark and the Fund seek to provide returns based on price trends in commodity, currency and U.S. Treasury futures. Futures contracts reflect the expected future value of a

16	WisdomTree Trust Prospectus

commodity, currency or U.S. Treasury security. Spot prices reflect the immediate delivery value of a commodity, currency or U.S. Treasury security. The price movements of futures contracts typically are correlated with the movement of spot prices, but the correlation is imperfect and price moves in the spot market may not be reflected in the futures market. The Benchmark and the Fund do not track spot prices and should not be used by investors seeking exposure to the spot price of commodities, currencies and U.S. Treasury securities.

The Benchmark and the Fund only adjust positions as of the end of each month. The Benchmark does not make intra-month adjustments. As a result, the Fund generally will not make intra-month adjustments to its positions as of the end of the prior month, irrespective of intra-month price movements. Consequently, the Fund is subject to potentially significant losses during a month if the market moves against the positions established in the Benchmark and Fund as of the end of the prior month.

Materially adverse market scenarios. There are a number of market scenarios (as well as, possibly, other currently unanticipated events) in which the Benchmark and the Fund could decline materially. If the economic environment in the United States became comparable to that of Japan, for example, which has had a declining or static GDP for many years despite very low interest rates, accompanied by low inflation, the Benchmark and the Fund could decline materially. In this scenario, low inflation or a sudden shift from high inflation to disinflation would likely mean markets with few sustained price trends. This would result in a decline in the Benchmark and the Fund. In this scenario, the Benchmark’s trend-following methodology would likely signal numerous long/short position switches without capturing any significant price movements. Because the Benchmark’s methodology is based on historical trends, any factors which contribute to trendless markets are likely to be adverse to the Benchmark and therefore adverse to the Fund.

“Whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse, could cause substantial losses to the Benchmark and the Fund. In this scenario, rapid reversals in prices may move against the Benchmark’s long or short positions. As the Benchmark switches between such positions based on recent price histories indicating trends which then reverse and move counter to the Benchmark’s long or short positions the Benchmark, and therefore the Fund, would decline in value. Financial and commodity indexes that track only long (or only short) positions would not be subject to being “whipsawed” in the same manner as the Benchmark. An unexpected change in government economic policy, a significant political or economic event, a surprise change in monetary policy, or a sudden shift in supply or demand, could cause a severe reversal in a number of markets traded in the Benchmark, resulting in material losses to the Fund.

The Benchmark has been structured based on, among other things, the general expectation that commodity, currency and financial prices will exhibit tendencies to trend over the intermediate term (periods of months to years). The market features and correlations which the Benchmark has been designed to capture may not be reflected in market price movements over certain periods – particularly short periods – and the Benchmark and the Fund may sustain losses during such periods.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund.

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions, may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Levies may be placed on profits repatriated by foreign entities (such as the Global Real Return Fund). Capital controls and/or sanctions may also impact the ability of the Global Real Return Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Cash Redemption Risk. Each Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. A Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Commodity Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of

WisdomTree Trust Prospectus	17

commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of a Fund to sell its portfolio holdings quickly or for full value. Commodity derivatives, such as commodity-linked swaps and notes, are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform. Each of these factors and events could have a significant negative impact on the Funds.

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security, derivative or other instrument may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their obligations. The degree of credit risk for a particular security or other issuer may be reflected in its credit rating. A credit rating is a measure of an issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA-A (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security or issuer declines. The value of an investment in the Funds may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Funds’ portfolio investments.

Each Fund intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., “counterparties”). For example, the Funds intend to enter into forward currency contracts and swap transactions. A Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Listed futures contracts can be traded on futures exchanges without material counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed futures contract ultimately is the creditworthiness of the exchange’s clearing corporation.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

Deflation Risk. Inflation-linked securities and instruments linked to certain types of commodities generally provide investors with protection against periods of rising commodity and consumer prices, commonly referred to as “inflation.” In periods with falling commodity and consumer prices, commonly referred to as “deflation,” these securities and instruments may lose value and have an adverse effect on the Global Real Return Fund’s, and to a lesser extent, the Managed Futures Strategy Fund’s, performance.

Derivatives Risk. Each Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include forward currency contracts, futures contracts, currency swaps, interest rate swaps, total return swaps and credit linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The

18	WisdomTree Trust Prospectus

risks of forward currency contracts include but are not limited to the risk that the counterparty will default on its obligations. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of a Fund’s investments and its share price. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The risks of credit linked notes include but are not limited to default by the issuer and the underlying reference asset or entity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Global Real Return Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Exchange Traded Product Risk. The Funds may invest in ETPs, such as ETFs registered under the 1940 Act, exchange traded commodity trusts and exchange traded notes. ETFs are investment companies that trade on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). Exchange traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank, that trade on a securities exchange and the returns of which are linked to the performance of market indexes. ETNs are subject to credit risk, and there may be restrictions on the adviser’s ability to redeem ETNs prior to maturity. An exchange traded commodity trust is a pooled trust that invests in physical commodities or commodity futures, and issues shares that trade on a securities exchange at a discount or premium to the value of the trust’s holdings. Investments in exchange traded commodity trusts, like investments in other commodities, may increase the risk that a Fund may not qualify as a “regulated investment company” under the Code.

An ETP is subject to the same risks as the underlying investments held by the ETP. ETPs may not achieve their investment goals, which may negatively impact Fund performance. In addition, by investing in a Fund holding ETPs, shareholders indirectly bear fees and expenses charged by the ETPs in addition to the Fund’s direct fees and expenses. The impact of these additional expenses, if any, would generally be shown as part of the “Acquired Fund Fees and Expenses” in the Fund’s Annual Fund Operating Expenses table.

Foreign Securities Risk. The Global Real Return Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able be able to purchase or sell

WisdomTree Trust Prospectus	19

a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid then other types of investments.

High Yield Securities Risk. The Global Real Return Fund may invest a limited portion of its assets in securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Income Fluctuation Risk. The Global Real Return Fund’s periodic income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates are expected to be minimal. However, income fluctuations associated with changes in inflation could be significant. The Fund’s income may decline during periods of deflation or due to changes in expectations concerning the rate of inflation. In deflationary environments, the principal and income of an inflation-protected security will decline and could result in losses for the Fund.

Inflation Risk. Inflation risk is the risk that an asset, or the cash flow from an asset, will diminish in purchasing power because of future increases in the prices of goods or services (i.e., inflation). Because the principal amount of and the coupon payments on inflation-linked bonds increase with inflation, inflation-linked bonds help protect against increases in inflation rates. An increase in the principal amount of an inflation-linked bond will be considered taxable ordinary income, even though investors do not receive the increased principal until maturity. As a result, in certain circumstances, the Global Real Return Fund may be required to make annual distributions to shareholders that exceed the cash received by the Fund on its investments. This may cause the Fund to liquidate investments when it might not be advantageous to do so and may have negative tax consequences.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment Risk. As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Liquidity Risk. The Funds may invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which a Fund invests may not always be liquid. This could have a negative effect on a Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Funds are actively managed using proprietary investment strategies and processes. Each Fund is subject to active management or security-selection risk and its performance therefore will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving a Fund’s investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies

20	WisdomTree Trust Prospectus

and processes will produce the intended results and no guarantee that the Funds will achieve their investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to a Fund’s net assets.

Market Risk. The trading prices of commodities, currencies, fixed income securities, equity securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Funds’ NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.

Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, each Fund will be considered to be non-diversified. This means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase each Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Markets Risk. The Global Real Return Fund may invest in bonds and other instruments issued by non-U.S. governments or that track non-U.S. interest or inflation rates. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of bonds and instruments denominated in foreign currencies, and the interest and other payments attributable to such bonds and instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Portfolio Turnover Risk. Each of the Fund’s strategies may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect.

Repurchase Agreement Risk. The Funds will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before a Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Short Sales Risk. The Funds may engage in “short sale” transactions. A short sale involves the sale by a Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. A Fund will lose value if the security or instrument that is the subject of a short sale increases in value. This is the opposite of traditional “long” investments where the value of a Fund increases as the value of a portfolio security or instrument increases. The Funds also may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards.

WisdomTree Trust Prospectus	21

If the price of the security or derivative that is the subject of a short sale increases, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

Sovereign Debt Risk. The Global Real Return Fund’s investments in sovereign debt, which includes securities issued or guaranteed by a foreign sovereign government, present risks not associated with investments in other types of bonds. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest payments when due, and the Fund may have limited recourse against the issuing government or agency in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. bonds. In the past, governments of certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, refused to honor their payment obligations on their sovereign debt, and restructured their indebtedness. The restructuring of sovereign debt may involve obtaining additional credit to finance outstanding obligations and the reduction or rescheduling of payments of interest and principal. As a holder of such sovereign debt, the Fund may be asked to participate in the restructuring of such sovereign indebtedness. There can be no assurance that such restructurings will result in the full repayment of the issuer’s sovereign debt.

Subsidiary Investment Risk. The WisdomTree Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Thus, the Funds, as investors in the WisdomTree Subsidiaries, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the WisdomTree Subsidiaries are organized, respectively, could result in the inability of the Funds and/or the WisdomTree Subsidiaries to operate as intended and could negatively affect the Funds and their shareholders.

Tax Risk. The Funds expect to obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps and structured notes. In order for a Fund to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income. The Funds intend to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiaries. To the extent a Fund makes direct investments in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. A Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Important tax information is described in more detail below in the section on “Additional Tax Information.”

Volatility Risk. The Managed Futures Strategy Fund and its underlying Benchmark are designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Fund and its underlying Benchmark. “Whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends) and generally are not adjusted on an intra-month basis.

Additional Non-Principal Risk Information

Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc. (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares.

22	WisdomTree Trust Prospectus

In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending. Although the Funds are indemnified by the Funds’ lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.

Portfolio Holdings Information

Information about the Funds’ daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund will disclose its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”).

WisdomTree Trust Prospectus	23

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 245 Park Avenue, 35th Floor, New York, New York 10167, and is a leader in ETF management. As of September 30, 2014, WisdomTree Asset Management had assets under management totaling approximately $35.9 billion. WisdomTree Investments, Inc.* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. The Adviser provides proactive oversight of the Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for the applicable Fund, and regular review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

For its services, WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
Managed Futures Strategy Fund	0.95%
Global Real Return Fund	0.60%

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Funds, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of each Fund’s Investment Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2012.

WisdomTree Asset Management is also responsible for the general management and administration of each Fund’s WisdomTree Subsidiary’s investment program pursuant to a separate investment advisory agreement between the Adviser and each WisdomTree Subsidiary. Under the advisory agreements, the Adviser provides each WisdomTree Subsidiary with the same type of management, for the same fee and under essentially the same terms, as is provided to the Funds. Each WisdomTree Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting services with the same service providers that provide those services to the Funds.

Sub-Advisers

The sub-adviser to the Managed Futures Strategy Fund is Mellon Capital Management Corporation (“Mellon Capital”). Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. As of September 30, 2014, Mellon Capital had assets under management totaling approximately $381 billion (including $4.0 billion in overlay). Mellon Capital is a wholly-owned indirect subsidiary of BNY Mellon. Mellon Capital is a registered investment adviser with offices located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Fund.

The sub-advisers to the Global Real Return Fund are Western Asset Management Company (“Western Asset Management”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore” and together with Western Asset Management and Western Asset London, “Western Asset”), each of which is a wholly-owned subsidiary of Legg Mason, Inc. Established in 1971, Western Asset Management has offices located at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018 and acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Founded in 1984, Western Asset London has offices located at 10 Exchange Place, Primrose Street, London EC2A 2EN, England. Western Asset Singapore was founded in 2000 and has offices located at 1 George Street #23-01, Singapore 049145. Western Asset London and Western Asset Singapore provide certain sub-advisory services

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust.

24	WisdomTree Trust Prospectus

that relate to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. Each Western Asset office provides services relating to relevant portions of the Fund as appropriate. As of September 30, 2014, the total assets under management of Western Asset and its supervised affiliates, including Western Asset Management, Western Asset London and Western Singapore, were approximately $471.5 billion.

Mellon Capital is responsible for the day-to-day management of the Managed Futures Strategy Fund, and Western Asset is responsible for the day-to-day management of the Global Real Return Fund. The sub-advisers choose each Fund’s portfolio investments and place orders to buy and sell the Fund’s portfolio investments. Mellon Capital and Western Asset also serve as sub-advisers, respectively, for each Fund’s WisdomTree Subsidiary and are responsible for each WisdomTree Subsidiary’s day-to-day management. The sub-advisers choose each WisdomTree Subsidiary’s portfolio investments and place orders to buy and sell each WisdomTree Subsidiary’s portfolio investments.

The basis for the Board of Trustees’ approval of the Managed Futures Strategy Fund’s Investment Sub-Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2012. The basis for the Board of Trustees’ approval of the Global Real Return Fund’s Investment Sub-Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ended August 31, 2013.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Each sub-adviser utilizes a team of investment professionals acting together to manage the assets of their respective Funds. Each team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Each team adjusts holdings in each Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

The individual members of the team who are primarily responsible for the day-to-day management of the Managed Futures Strategy Fund’s portfolio are listed below.

Vassilis Dagioglu is a Managing Director of Mellon Capital’s Asset Allocation Team and has been with Mellon Capital for 15 years. He received his M.B.A. from the University of California Berkeley and has 16 years of investment experience.

James Stavena is a Managing Director of Mellon Capital’s Asset Allocation Team and has been with Mellon Capital for 16 years. He received his M.B.A. from Rice University and has over 23 years of investment experience.

The individual members of the team who are primarily responsible for the day-to-day management of the Global Real Return Fund are listed below.

S. Kenneth Leech is Chief Investment Officer of Western Asset. As CIO, Mr. Leech leads Western Asset’s investment efforts and is responsible for the development and the coordination of firmwide investment strategies. Mr. Leech has been employed by Western Asset for 24 years. He attended the University of Pennsylvania’s Wharton School where he obtained three degrees. Mr. Leech’s 37 year money-management career has emphasized fixed-income strategy and interest rate analysis.

Christopher Orndorff, CFA, specializes in alternative strategies at Western Asset. Mr. Orndorff joined Western Asset in 2010 as a Portfolio Manager after serving nearly 21 years as Managing Principal and Executive Committee Member at Payden & Rygel. Mr. Orndorff has attained the CFA designation. He received his B.A. from Miami University and holds an MBA from the University of Chicago’s Graduate School of Business.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.

WisdomTree Trust Prospectus	25

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real time” update of each Fund’s NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds, and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds, the adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Funds when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Managed Futures Strategy Fund intends to pay out dividends, if any, on an annual basis, and the Global Real Return Fund intends to pay out dividends, if any, on a quarterly basis. Nonetheless, each Fund may not make a dividend payment every period.

Each Fund intends to distribute its net realized capital gains to investors annually. The Funds occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of

26	WisdomTree Trust Prospectus

prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund in which you invest makes distributions,

■	You sell shares of a Fund, and

■	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

WisdomTree Trust Prospectus	27

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund and/or its WisdomTree Subsidiary may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest, dividends, and other income received by a Fund or a WisdomTree Subsidiary with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes,

28	WisdomTree Trust Prospectus

then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income or, subject to certain limitations, a credit in calculating federal income tax.

Investment in the WisdomTree Subsidiaries

One of the requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Code is that each Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The IRS has issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code.

Each Fund has received a private letter ruling from the IRS with respect to its investments in certain commodity-linked notes and its respective WisdomTree Subsidiary, which provides that the income received from both types of investments will be treated as qualifying income to that Fund. The IRS is not currently issuing additional private letter rulings similar to those issued to the Funds with respect to the WisdomTree Subsidiaries and is reportedly reconsidering certain of the issues addressed by the rulings. If the IRS were to assert that income derived from certain commodity-linked notes or from the Funds’ investments in the WisdomTree Subsidiaries do not constitute qualifying income, and if such assertion were upheld, the Funds might cease to qualify as RICs or could be required to reduce their exposure to such investments, which may result in difficulty in implementing each Fund’s investment strategy. If a Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. If a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund were to fail to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. A failure to qualify as a RIC could cause investors to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the WisdomTree Subsidiaries are organized, respectively, could result in the inability of the Funds and/or the WisdomTree Subsidiaries to operate as described in this Prospectus and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the WisdomTree Subsidiaries. If Cayman Islands law changes such that the WisdomTree Subsidiaries must pay Cayman Islands governmental authority taxes, the Funds’ shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Funds’ taxable income or gains and distributions.

Foreign Currency Investments by the Funds

As described above, each Fund intends to qualify as a regulated investment company as defined in Section 851 of the Code. One of the requirements that must be satisfied for a Fund to qualify as a regulated investment company is that at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future and that such regulations could have a negative impact on a Fund’s ability to qualify as a regulated investment company.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign

WisdomTree Trust Prospectus	29

fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s net investment income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if such losses exceed other investment income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Distribution

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter can be found at www.wisdomtree.com.

Additional Notices

Listing Exchange

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund, owners of the shares, or any other person or entity from the use of the Index or the data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Fund

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Index. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

30	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Real Return Fund (consolidated)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period July 14, 2011* through August 31, 2011
Net asset value, beginning of period	$45.39	$48.68	$50.66	$49.99
Investment operations:
Net investment income[1]	1.29	0.73	0.79	0.05
Net realized and unrealized gain (loss)	1.26	(3.25)	(2.10)	0.62
Total from investment operations	2.55	(2.52)	(1.31)	0.67
Dividends and distributions to shareholders:
Net investment income	(0.80)	(0.77)	(0.62)	—
Capital gains	(0.08)	—	(0.05)	—
Total dividends and distributions to shareholders	(0.88)	(0.77)	(0.67)	—
Net asset value, end of period	$47.06	$45.39	$48.68	$50.66

TOTAL RETURN[2]	5.67%	(5.25)%	(2.54)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,706	$4,539	$4,868	$5,066
Ratios to average net assets[7] of:
Expenses	0.61%[6]	0.60%	0.60%	0.60%[3]
Net investment income	2.80%	1.53%	1.65%	0.68%[3]
Portfolio turnover rate[4]	33%	1%	3%	0%[5]

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period January 5, 2011* through August 31, 2011
Net asset value, beginning of period	$41.92	$41.47	$49.90	$50.18
Investment operations:
Net investment loss[1]	(0.39)	(0.37)	(0.40)	(0.27)
Net realized and unrealized gain (loss)	0.62	0.82	(7.25)	(0.01)
Total from investment operations	0.23	0.45	(7.65)	(0.28)
Distributions to shareholders:
Capital gains	—	—	(0.78)	—
Net asset value, end of period	$42.15	$41.92	$41.47	$49.90

TOTAL RETURN[2]	0.55%	1.09%	(15.47)%	(0.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$177,043	$142,531	$149,288	$229,553
Ratios to average net assets of:
Expenses	0.96%[6]	0.95%	0.95%	0.95%[3]
Net investment loss	(0.94)%	(0.90)%	(0.91)%	(0.91)%[3]
Portfolio turnover rate[4]	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[5]	Amount represents less than 1%.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the annualized expense ratio would have been 0.60% for the WisdomTree Global Real Return Fund (consolidated) and 0.95% for the WisdomTree Managed Futures Strategy Fund (consolidated).

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

WisdomTree Trust Prospectus	31

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. – 6:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2015 WisdomTree Trust

WisdomTree Funds are distributed by

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

“WisdomTree” is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-013-0615